                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                                               [NATIONWIDE LOGO]
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                                [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide DC Variable Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

CONTENTS

HOW TO READ THE SEMI-ANNUAL REPORT .........................................   5
     Explanation on how to read and understand the various financial reports


FUND PERFORMANCES ..........................................................   6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ...............  10


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY .................................................  14


NOTES TO FINANCIAL STATEMENTS ..............................................  36

HOW TO READ THE SEMI-ANNUAL REPORT


This Semi-Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in ninety mutual funds from twenty-four mutual fund houses.

The Semi-Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement, beginning on page 10, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on June 30, 1999. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 41.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
These statements, found on page 14, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges and the variable account fee which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Semi-Annual Report, the Notes to Financial Statements, beginning on page 36, will also help explain and clarify the various statements and schedules.

DCVA FUND PERFORMANCES
--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED(+)
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                           1 YEAR        YEAR        3 YEARS       5 YEARS     10 YEARS*
                                                          7/1/98-        1998        7/1/96-       7/1/94-      7/1/89-
FUNDS**                                                   6/30/99                    6/30/99       6/30/99      6/30/99
------------------------------------------------------------------------------------------------------------------------
LIFE DESIGN SERIES
Aggressive Portfolio                                       10.29%          N/A           N/A         N/A          N/A
Moderately Aggressive Portfolio                             9.80%          N/A           N/A         N/A          N/A
Moderate Portfolio                                          9.96%          N/A           N/A         N/A          N/A
Moderately Conservative Portfolio                           8.89%          N/A           N/A         N/A          N/A
Conservative Portfolio                                      6.88%          N/A           N/A         N/A          N/A

VERY HIGH
AIM Constellation Fund                                     13.94%        18.28%        14.57%      19.86%       18.82%
American Century: Twentieth Century Growth Fund            21.67%        35.48%        26.83%      21.71%       16.07%
American Century:
  Twentieth Century International Discover                 10.94%        16.76%        20.65%      18.06%         N/A
American Century:
  Twentieth Century International Growth                    0.30%        17.89%        16.55%      12.69%         N/A
American Century: Twentieth Century Ultra Fund             20.87%        33.27%        23.78%      24.41%       20.88%
INVESCO Dynamics Fund                                      31.50%        22.47%        25.97%      25.44%       19.90%
Janus Twenty Fund                                          48.98%        71.74%        42.38%      35.43%       23.74%
Mass. Investors Growth Stock Fund                          25.40%        38.68%        34.75%      30.39%       19.28%
NSAT Small Company Fund                                     1.47%         0.05%         9.01%        N/A          N/A
Prestige Small Capital Fund                                  N/A           N/A           N/A         N/A          N/A
Putnam Voyager Fund                                        20.14%        22.88%        20.50%      24.44%       18.42%
Warburg Pincus Emerging Growth                             -0.35%         4.82%         9.50%      17.91%       13.82%

HIGH
AIM Weingarten Fund                                        25.22%        32.32%        26.18%      25.14%       17.48%
American Century: Twentieth Century Select Fund            24.69%        34.37%        28.90%      22.83%       15.42%
Davis New York Venture Fund                                18.87%        13.65%        26.37%      24.68%       18.90%
Dreyfus Appreciation                                       14.54%        29.61%        24.54%      25.76%       16.03%
Dreyfus Third Century Fund                                 21.90%        28.94%        27.07%      25.03%       16.11%
Fidelity Advisor Growth Opportunities                      10.87%        23.03%          N/A         N/A          N/A
Fidelity Contrafund                                        24.01%        30.28%        25.20%      24.36%       21.57%
Fidelity Magellan(R) Fund                                  27.52%        32.36%        26.65%      23.98%       18.12%
Fidelity OTC Portfolio                                     38.53%        39.05%        25.87%      26.09%       18.09%
Growth Fund of America(R)                                  35.76%        30.53%        28.16%      24.40%       16.55%
Janus Fund                                                 35.27%        37.58%        28.94%      25.31%       18.45%
Janus Worldwide Fund                                       12.73%        24.68%        20.67%      21.59%         N/A
MFS(R) Growth Opportunities Fund                           15.22%        27.95%        21.95%      23.25%       14.65%
Morgan Stanley Institutional Fund                          12.62%        17.66%          N/A         N/A          N/A
Nationwide(R) Growth Fund                                  13.37%        22.58%        21.97%      20.85%       13.89%
Neuberger & Berman Manhattan Fund                           2.72%        15.29%        16.07%      17.55%       12.85%
Neuberger & Berman Partners Fund                           11.08%         5.27%        20.00%      21.32%       15.03%
Neuberger & Berman Partners Trust                          11.05%         5.14%        19.93%      21.22%       15.02%
Oppenheimer Global Fund                                    12.77%        11.35%        17.45%      15.03%       12.68%
Prestige International Fund                                  N/A           N/A           N/A         N/A          N/A
Prestige Large Capital Growth Fund                           N/A           N/A           N/A         N/A          N/A
Putnam Investors Fund                                      19.88%        34.24%        28.74%      26.95%       18.27%
Seligman Growth Fund                                       22.22%        33.96%        22.61%      22.37%       15.53%
Strong Common Stock                                        16.78%         5.59%        19.71%      19.85%         N/A
------------------------------------------------------------------------------------------------------------------------

DCVA FUND PERFORMANCES
--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                           1 YEAR        YEAR        3 YEARS       5 YEARS     10 YEARS*
                                                          7/1/98-        1998        7/1/96-       7/1/94-      7/1/89-
FUNDS**                                                   6/30/99                    6/30/99       6/30/99      6/30/99
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                   5.42%        15.04%         8.43%       9.07%        9.50%
Templeton Foreign Fund                                     12.72%        -5.79%         9.41%       9.42%       10.97%
Templeton Global Smaller Companies Fund                   -10.59%       -12.23%         1.74%       6.34%        7.96%

MODERATE
American Century: Income & Growth Investors                 2.82%        26.49%        21.32%      21.97%         N/A
Delaware Group - Decatur Income Fund                        4.67%         9.05%        17.93%      18.23%       11.94%
Dreyfus Premier Midcap Stock Fund                          -7.39%         7.61%        13.90%      17.26%         N/A
Dreyfus S&P 500 Index Fund                                 20.99%        26.87%        27.24%      25.95%         N/A
Evergreen Income and Growth Fund                           10.14%        -1.73%        13.94%      13.94%        9.67%
Fidelity Equity-Income Fund                                13.44%        11.46%        21.37%      20.65%       14.47%
Fidelity Growth and Income Portfolio                       16.91%        27.10%        23.98%      23.63%       17.86%
INVESCO Industrial Income Fund                             14.66%        13.05%        19.97%      17.78%       15.26%
Nationwide(R) Fund                                         13.62%        29.11%        28.82%      25.83%       16.94%
Nationwide S&P 500 Index Fund - Y                            N/A           N/A           N/A         N/A          N/A
Neuberger & Berman Guardian Fund                            3.61%         1.38%        15.04%      16.08%       13.93%
Neuberger & Berman Guardian Trust                           3.56%         1.40%        14.95%      16.01%         N/A
Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A
SEI Index S&P 500 Index Fund                               21.36%        27.13%        27.57%      26.38%       17.38%

LOW
Fidelity Advisor High Yield Fund                            0.15%        -1.66%         8.28%       9.07%       11.31%
Fidelity Asset Manager(TM)                                 12.45%        15.00%        16.42%      13.68%       12.41%
Fidelity Capital & Income Fund                              8.45%         3.76%        12.02%      10.42%       10.87%
Fidelity Puritan(R) Fund                                    9.13%        15.49%        16.55%      15.10%       12.80%
Income Fund of America(R)                                   6.29%         8.43%        14.25%      14.91%       11.45%
INVESCO Total Return Fund                                  10.00%        12.24%        16.41%      16.55%       12.33%
MFS(R) High Income Fund                                    -0.51%         0.07%         8.08%       8.78%        8.43%
Prestige Balance Fund                                        N/A           N/A           N/A         N/A          N/A

VERY LOW
Bond Fund of America(SM)                                    1.21%         4.17%         6.11%       6.88%        7.48%
Federated Bond Fund Class F                                  N/A          4.62%          N/A         N/A          N/A
Federated GNMA Institutional                                2.16%         5.69%         5.73%       6.31%        6.59%
Federated U.S. Government Securities Fund                   2.79%         7.08%         4.95%       5.17%        5.91%
MAS Fixed Income Portfolio                                  1.09%         5.90%         6.12%       7.14%        7.73%
Nationwide(R) Bond Fund                                     0.37%         7.34%         5.82%       6.62%        6.60%

STABLE VALUE
Dreyfus Cash Management                                     4.15%         4.50%         4.40%       4.45%        4.51%
Nationwide(R) Money Market Fund                             3.74%         4.08%         3.98%       4.04%        4.01%

S&P 500 ***                                                22.80%        28.58%        29.10%      27.90%       18.80%
------------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

*** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

+ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                                           Sources: Nationwide Advisory Services
                                              Computer Directions Advisors, Inc.

DCVA FUND PERFORMANCES
--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                           1 YEAR        YEAR        3 YEARS       5 YEARS     10 YEARS*
                                                          7/1/98-        1998        7/1/96-       7/1/94-      7/1/89-
FUNDS**                                                   6/30/99                    6/30/99       6/30/99      6/30/99
------------------------------------------------------------------------------------------------------------------------
LIFE DESIGN SERIES
Aggressive Portfolio                                        3.79%          N/A           N/A         N/A          N/A
Moderately Aggressive Portfolio                             3.30%          N/A           N/A         N/A          N/A
Moderate Portfolio                                          3.46%          N/A           N/A         N/A          N/A
Moderately Conservative Portfolio                           2.39%          N/A           N/A         N/A          N/A
Conservative Portfolio                                      0.38%          N/A           N/A         N/A          N/A

VERY HIGH
AIM Constellation Fund                                      7.44%        11.78%        11.91%      18.35%         N/A
American Century: Twentieth Century Growth Fund            15.17%        28.98%        24.56%      20.11%       14.98%
American Century:
  Twentieth Century International Discovery                  N/A           N/A           N/A         N/A          N/A
American Century:
  Twentieth Century International Growth                     N/A           N/A           N/A         N/A          N/A
American Century: Twentieth Century Ultra Fund             14.37%        26.77%        21.41%      22.96%         N/A
INVESCO Dynamics Fund                                        N/A           N/A           N/A         N/A          N/A
Janus Twenty Fund                                          42.48%        65.24%        40.38%      34.11%         N/A
Mass. Investors Growth Stock Fund                          18.90%        32.18%        32.68%      29.03%       18.18%
NSAT Small Company Fund                                    -5.03%          N/A           N/A         N/A          N/A
Prestige Small Capital Fund                                  N/A           N/A           N/A         N/A          N/A
Putnam Voyager Fund                                        13.64%        16.38%        18.01%      23.01%         N/A
Warburg Pincus Emerging Growth                             -6.76%          N/A           N/A         N/A          N/A

HIGH
AIM Weingarten Fund                                        18.72%        25.82%        23.87%      23.69%         N/A
American Century: Twentieth Century Select Fund            18.19%        27.87%        26.70%      21.24%         N/A
Davis New York Venture Fund                                12.37%         7.15%        24.15%      23.23%         N/A
Dreyfus Appreciation                                         N/A           N/A           N/A         N/A          N/A
Dreyfus Third Century Fund                                 15.40%        22.44%        24.82%      23.55%       14.95%
Fidelity Advisor Growth Opportunities                        N/A           N/A           N/A         N/A          N/A
Fidelity Contrafund                                        17.51%        23.78%        22.87%      22.88%         N/A
Fidelity Magellan(R) Fund                                  21.02%        25.86%        24.36%      22.48%         N/A
Fidelity OTC Portfolio                                     32.03%        32.55%        23.48%        N/A          N/A
Growth Fund of America(R)                                  29.26%        24.03%        25.86%      22.88%         N/A
Janus Fund                                                 28.77%        31.08%        26.66%      23.78%         N/A
Janus Worldwide Fund                                        6.23%          N/A           N/A         N/A          N/A
MFS(R) Growth Opportunities Fund                            8.72%        21.45%        19.57%      21.78%       13.42%
Morgan Stanley Institutional Fund                           6.12%          N/A           N/A         N/A          N/A
Nationwide(R) Growth Fund                                   6.87%        16.08%        19.61%      19.29%       12.61%
Neuberger & Berman Manhattan Fund                          -3.78%         8.79%        13.55%      15.94%         N/A
Neuberger & Berman Partners Fund                            4.58%        -1.23%        17.61%        N/A          N/A
Neuberger & Berman Partners Trust                            N/A           N/A           N/A         N/A          N/A
Oppenheimer Global Fund                                      N/A           N/A           N/A         N/A          N/A
Prestige International Fund                                  N/A           N/A           N/A         N/A          N/A
Prestige Large Capital Growth Fund                           N/A           N/A           N/A         N/A          N/A
Putnam Investors Fund                                      13.38%        27.74%        26.54%      25.53%       17.19%
Seligman Growth Fund                                       15.72%        27.46%        20.20%      20.82%       14.38%
Strong Common Stock                                        10.28%        -0.91%        17.27%      18.26%         N/A
------------------------------------------------------------------------------------------------------------------------

DCVA FUND PERFORMANCES
--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------------
                                                           1 YEAR        YEAR        3 YEARS       5 YEARS     10 YEARS*
                                                          7/1/98-        1998        7/1/96-       7/1/94-      7/1/89-
FUNDS**                                                   6/30/99                    6/30/99       6/30/99      6/30/99
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                  -1.08%         8.54%         5.61%       7.04%         N/A
Templeton Foreign Fund                                      6.22%       -11.92%         6.60%       7.39%         N/A
Templeton Global Smaller Companies Fund                   -16.49%       -18.04%        -1.31%       4.29%         N/A

MODERATE
American Century: Income & Growth Investors                  N/A           N/A           N/A         N/A          N/A
Delaware Group - Decatur Income Fund                       -1.83%         2.55%        15.50%      16.62%         N/A
Dreyfus Premier Midcap Stock Fund                            N/A           N/A           N/A         N/A          N/A
Dreyfus S&P 500 Index Fund                                 14.49%        20.37%          N/A         N/A          N/A
Evergreen Income and Growth Fund                            3.64%        -8.07%        11.30%      12.13%        8.24%
Fidelity Equity-Income Fund                                 6.94%         4.96%        19.00%      19.08%       13.21%
Fidelity Growth and Income Portfolio                       10.41%        20.60%        21.67%      22.14%         N/A
INVESCO Industrial Income Fund                              8.16%         6.55%        17.54%      16.09%         N/A
Nationwide(R) Fund                                          7.12%        22.61%        26.67%      24.38%       15.82%
Nationwide S&P 500 Index Fund - Y                            N/A           N/A           N/A         N/A          N/A
Neuberger & Berman Guardian Fund                           -2.89%        -5.11%        12.50%        N/A          N/A
Neuberger & Berman Guardian Trust                          -2.94%          N/A           N/A         N/A          N/A
Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A
SEI Index S&P 500 Index Fund                               14.86%        20.63%        25.35%      24.96%         N/A

LOW
Fidelity Advisor High Yield Fund                             N/A           N/A           N/A         N/A          N/A
Fidelity Asset Manager(TM)                                  5.95%         8.50%        13.86%      11.79%         N/A
Fidelity Capital & Income Fund                              1.95%        -2.74%         9.29%       8.41%        9.57%
Fidelity Puritan(R) Fund                                    2.63%         8.99%        14.03%        N/A          N/A
Income Fund of America(R)                                  -0.21%         1.93%        11.65%      13.15%         N/A
INVESCO Total Return Fund                                    N/A           N/A           N/A         N/A          N/A
MFS(R) High Income Fund                                    -6.91%        -6.36%         5.25%       6.76%        6.99%
Prestige Balance Fund                                        N/A           N/A           N/A         N/A          N/A

VERY LOW
Bond Fund of America(SM)                                   -5.27%        -2.33%         3.17%       4.75%        6.06%
Federated Bond Fund Class F                                  N/A           N/A           N/A         N/A          N/A
Federated GNMA Trust                                       -4.34%        -0.81%         2.76%       4.14%         N/A
Federated U.S. Government Securities Fund                  -3.71%         0.58%         1.93%       2.92%         N/A
MAS Fixed Income Portfolio                                 -5.39%        -0.60%         3.18%        N/A          N/A
Nationwide(R) Bond Fund                                    -6.08%         0.84%         2.86%       4.48%        5.12%

STABLE VALUE
Dreyfus Cash Management                                    -2.35%        -2.00%         1.34%       2.14%         N/A
Nationwide(R) Money Market Fund                            -2.76%        -2.42%         0.91%       1.69%        2.30%


* The percentage in the 10-year column for the Strong Common Stock reflects performance since its inception in December 1989, and the figure shown for Dreyfus S&P 500 Index Fund reflects performance since its inception in November 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1999
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         255,798 shares (cost $7,328,899) ................................................................    $   8,807,134
      American Century: Income & Growth Fund (ACIncGro)
         170,219 shares (cost $5,063,460) ................................................................        5,418,068
      American Century: Twentieth Century Growth Fund (ACTCGro)
         7,740,071 shares (cost $185,641,785) ............................................................      232,898,729
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         178,735 shares (cost $1,969,348) ................................................................        2,055,450
      American Century: Twentieth Century Select Fund (ACTCSel)
         80,131 shares (cost $3,514,526) .................................................................        4,222,102
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         15,624,288 shares (cost $458,282,163) ...........................................................      587,004,495
      American Century VP - American Century VP Balanced (ACVPBal)
         2,952 shares (cost $21,941) .....................................................................           21,758
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,477 shares (cost $82,765) .....................................................................           88,755
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,339,752 shares (cost $18,351,556) .............................................................       17,751,712
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         14,457 shares (cost $343,047) ...................................................................          417,806
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        16,332 shares (cost $307,723) ....................................................................          308,506
      Dreyfus Appreciation Fund, Inc. (DryApp)
         79,568 shares (cost $3,390,976) .................................................................        3,577,378
      Dreyfus Cash Management - Class A (DryCsMgt)
         212,147 shares (cost $212,147) ..................................................................          212,147
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         16,342 shares (cost $262,398) ...................................................................          281,082
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         2,254,384 shares (cost $74,306,069) .............................................................       91,866,149
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         779 shares (cost $20,907) .......................................................................           27,315
      Dreyfus Stock Index Fund (DryStkIx)
         5,148 shares (cost $145,763) ....................................................................          185,909
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         4,767,754 shares (cost $50,602,052) .............................................................       65,413,590

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         171,636 shares (cost $3,470,450) ................................................................        3,939,045
      Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
         142,012 shares (cost $1,388,150) ................................................................        1,336,333
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        722,659 shares (cost $7,828,781) .................................................................        7,631,282
      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         34,391 shares (cost $1,717,819) .................................................................        1,826,875
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         25,252 shares (cost $297,644) ...................................................................          295,452
      Fidelity Asset Manager(TM) (FidAsMgr)
         630,818 shares (cost $11,260,319) ...............................................................       11,405,187
      Fidelity Capital & Income Fund (FidCapInc)
         131,783 shares (cost $1,237,245) ................................................................        1,315,191
      Fidelity Contrafund (FidContr)
         7,094,854 shares (cost $321,293,992) ............................................................      445,769,690
      Fidelity Equity-Income Fund (FidEqInc)
         5,352,845 shares (cost $227,651,956) ............................................................      329,895,821
      Fidelity Growth & Income Portfolio (FidGrInc)
         528,687 shares (cost $21,767,751) ...............................................................       25,768,186
      Fidelity Magellan(R) Fund (FidMgln)
         2,885,146 shares (cost $256,116,541) ............................................................      374,405,414
      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         3,262 shares (cost $52,539) .....................................................................           57,702
      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         8,735 shares (cost $196,503) ....................................................................          238,019
      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         6,249 shares (cost $218,017) ....................................................................          285,752
      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         2,781 shares (cost $33,686) .....................................................................           31,400
      Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
         6,982 shares (cost $130,394) ....................................................................          145,218
      The Growth Fund of America(R), Inc. (GroFdAm)
         909,431 shares (cost $17,191,856) ...............................................................       24,254,531
      The Income Fund of America(R), Inc. (IncFdAm)
         1,179,266 shares (cost $20,152,831) .............................................................       20,837,635
      INVESCO Dynamics Fund, Inc. (InvDynam)
         160,818 shares (cost $2,833,799) ................................................................        3,171,324
      INVESCO Industrial Income Fund, Inc. (InvIndlnc)
         1,841,482 shares (cost $26,140,734) .............................................................       30,623,851
      INVESCO Total Return Fund (InvTotRet)
         38,749 shares (cost $1,225,573) .................................................................        1,279,489
      Janus Fund (JanFund)
         5,380,361 shares (cost $168,335,970) ............................................................      216,290,510

                                                                                                                (Continued)


      Janus Worldwide Fund (JanWrldwde)
         26,011 shares (cost $1,213,203) .................................................................        1,389,768
      MAS Funds - Fixed Income Portfolio (MASFIP)
         603,853 shares (cost $7,097,416) ................................................................        6,877,885
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         658,190 shares (cost $7,798,813) ................................................................       11,748,688
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         2,178,442 shares (cost $28,913,484) .............................................................       36,706,742
      MFS(R) High Income Fund - Class A (MFSHiInc)
         997,222 shares (cost $5,271,751) ................................................................        5,135,692
      Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
         25,788 shares (cost $509,280) ...................................................................          564,498
      NAAT - The Aggressive Portfolio (NAATAggr)
         288,272 shares (cost $3,209,267) ................................................................        3,539,982
      NAAT - The Conservative Portfolio (NAATCons)
         140,481 shares (cost $1,528,521) ................................................................        1,548,099
      NAAT - The Moderate Portfolio (NAATMod)
         229,717 shares (cost $2,528,746) ................................................................        2,754,305
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         201,502 shares (cost $2,237,602) ................................................................        2,422,048
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         100,783 shares (cost $1,096,971) ................................................................        1,167,067
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         29,419 shares (cost $280,793) ...................................................................          271,541
      Nationwide(R) Fund - Class D (NWFund)
         5,810,160 shares (cost $159,914,966) ............................................................      201,438,244
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         795,516 shares (cost $12,076,123) ...............................................................       15,003,430
      Nationwide(R) Money Market Fund (NWMyMkt)
         106,450,411 shares (cost $106,450,411) ..........................................................      106,450,411
      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         431,888 shares (cost $4,896,392) ................................................................        5,195,615
      Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
         1,813 shares (cost $20,336) .....................................................................           20,181
      Nationwide(R)Separate Account Trust - Money Market Fund (NSATMyMkt)
         115,935 shares (cost $115,935) ..................................................................          115,935
      Nationwide(R)Separate Account Trust - Small Company Fund (NSATSmCo)
         213,218 shares (cost $3,335,885) ................................................................        3,673,750
      Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
         8,138 shares (cost $123,623) ....................................................................          165,128
      Neuberger & Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
         1,606 shares (cost $40,000) .....................................................................           40,999
      Neuberger & Berman Advisors Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
        944 shares (cost $12,863) ........................................................................           12,350
      Neuberger & Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
         3,453 shares (cost $64,728) .....................................................................           71,536

      Neuberger & Berman Equity Funds - Guardian Fund (NBGuard)
         59,043 shares (cost $1,385,464) .................................................................        1,518,597
      Neuberger & Berman Equity Funds - Manhattan Fund (NBManhFd)
         21,667 shares (cost $248,424) ...................................................................          267,151
      Neuberger & Berman Equity Trust - Partners Trust (NBPartTr)
         9,746 shares (cost $194,532) ....................................................................          199,106
      NIF III - Prestige Balanced Fund - Class Y (PrBalY)
         30,959 shares (cost $336,833) ...................................................................          348,284
      NIF III - Prestige International Fund - Class Y (PrIntY)
         13,331 shares (cost $143,430) ...................................................................          146,108
      NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         69,592 shares (cost $854,694) ...................................................................          909,571
      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         15,642 shares (cost $173,839) ...................................................................          180,045
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         40,229 shares (cost $427,138) ...................................................................          462,229
      Oppenheimer Global Fund - Class A (OppGlob)
         29,064 shares (cost $1,296,345) .................................................................        1,411,041
      Putnam Investors Fund - Class A (PutInvFd)
         5,340,731 shares (cost $58,879,189) .............................................................       86,840,278
      Putnam Voyager Fund - Class A (PutVoyFd)
         9,741,507 shares (cost $172,848,525) ............................................................      243,829,926
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         1,366,506 shares (cost $47,978,409) .............................................................       58,650,420
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         486,857 shares (cost $2,738,566) ................................................................        3,967,888
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,452,036 shares (cost $36,769,965) .............................................................       38,300,799
      Templeton Foreign Fund - Class I (TemForFd)
         6,844,247 shares (cost $67,464,277) .............................................................       70,495,739
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         10,382 shares (cost $401,075) ...................................................................          437,621
                                                                                                              -------------
            Total investments ............................................................................    3,435,640,689
   Accounts receivable ...................................................................................           25,918
                                                                                                              -------------
            Total assets .................................................................................    3,435,666,607
ACCOUNTS PAYABLE .........................................................................................          559,271
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................  $ 3,435,107,336
                                                                                                              =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                  TOTAL                          AIMCON
                                                    ----------------------------------    ----------------------------------
                                                         1999               1998               1999               1998
                                                    ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     7,875,866          7,526,943               --                 --
  Mortality and expense charges (note 2)  .......              --           (3,556,112)              --              (13,212)
  Administration charge (note 2):
          Tier I ................................              --           (1,675,650)              --               (2,695)
          Tier II ...............................              --             (484,483)              --                 --
          Tier III ..............................              --             (168,929)              --                 --
          Tier IV ...............................              --              (64,112)              --                 --
          Tier V ................................              --             (194,057)              --               (3,065)
  Variable account fee (notes 2 and 5) ..........       (12,632,065)        (3,348,909)           (24,906)            (7,603)
                                                    ---------------    ---------------    ---------------    ---------------
    Net investment activity .....................        (4,756,199)        (1,965,309)           (24,906)           (26,575)

  Proceeds from mutual fund shares sold .........       348,865,571        205,690,551          1,728,112          6,048,156
  Cost of mutual fund shares sold ...............      (284,336,348)      (164,731,807)        (1,565,354)        (5,556,896)
                                                    ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........        64,529,223         40,958,744            162,758            491,260
  Change in unrealized gain (loss) on investments       253,887,045        283,448,052            576,998            551,636
                                                    ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............       318,416,268        324,406,796            739,756          1,042,896
                                                    ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ......................        28,245,650         15,360,642               --                 --
                                                    ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       341,905,719        337,802,129            714,850          1,016,321
                                                    ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       330,425,623        316,375,454          1,150,321          2,367,565
  Transfers between funds .......................              --                 --           (1,114,445)        (1,539,994)
  Redemptions ...................................      (108,127,660)      (151,818,032)          (258,386)        (4,100,587)
  Annual contract maintenance charge (note 2) ...            (2,872)            (1,817)              --                 --
  Contingent deferred sales charges (note 2) ....              (364)              (893)              --                 --
  Adjustments to maintain reserves ..............          (105,290)          (430,307)               (53)               261
                                                    ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...................       222,189,437        164,124,405           (222,563)        (3,272,755)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       564,095,156        501,926,534            492,287         (2,256,434)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,871,012,180      1,974,100,969          8,314,877          9,590,157
                                                    ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,435,107,336      2,476,027,503          8,807,164          7,333,723
                                                    ===============    ===============    ===============    ===============

                                                                 AIMWEIN                               ACINCGRO
                                                    ----------------------------------    ----------------------------------
                                                          1999              1998               1999               1998
                                                    ---------------   ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --                --               27,184               --
  Mortality and expense charges (note 2)  .......              --                --                 --                 --
  Administration charge (note 2):
          Tier I ................................              --                --                 --                 --
          Tier II ...............................              --                --                 --                 --
          Tier III ..............................              --                --                 --                 --
          Tier IV ...............................              --                --                 --                 --
          Tier V ................................              --                --                 --                 --
  Variable account fee (notes 2 and 5) ..........              --                --              (12,903)              --
                                                    ---------------   ---------------    ---------------    ---------------
    Net investment activity .....................              --                --               14,281               --


  Proceeds from mutual fund shares sold .........              --                 407            548,413               --
  Cost of mutual fund shares sold ...............              --                (450)          (525,745)              --
                                                    ---------------   ---------------    ---------------    ---------------
    Realized gain (loss) on investments .........              --                 (43)            22,668               --
  Change in unrealized gain (loss) on investments              --                  46            351,360               --
                                                    ---------------   ---------------    ---------------    ---------------
    Net gain (loss) on investments ..............              --                   3            374,028               --
                                                    ---------------   ---------------    ---------------    ---------------
  Reinvested capital gains ......................              --                --                8,652               --
                                                    ---------------   ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........              --                   3            396,961               --
                                                    ---------------   ---------------    ---------------    ---------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................              --                --            1,867,279               --
  Transfers between funds .......................              --                --            3,102,342               --
  Redemptions ...................................              --                --             (204,500)              --
  Annual contract maintenance charge (note 2) ...              --                --                 --                 --
  Contingent deferred sales charges (note 2) ....              --                --                 --                 --
  Adjustments to maintain reserves ..............              --                  (3)               706               --
                                                    ---------------   ---------------    ---------------    ---------------
      Net equity transactions ...................              --                  (3)         4,765,827               --


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........              --                --            5,162,788               --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              --                --              256,005               --
                                                    ---------------   ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........              --                --            5,418,793               --
                                                    ===============   ===============    ===============    ===============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               ACTCGRO                         ACTCINTDIS
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --               --               --               --
  Mortality and expense charges (note 2) ........            --           (245,696)            --               --
  Administration charge (note 2):
          Tier I ................................            --            (98,801)            --               --
          Tier II ...............................            --            (35,121)            --               --
          Tier III ..............................            --            (10,512)            --               --
          Tier IV ...............................            --             (3,181)            --               --
          Tier V ................................            --            (19,963)            --               --
  Variable account fee (notes 2 and 5) ..........        (889,436)        (219,441)          (2,961)            --
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................        (889,436)        (632,715)          (2,961)            --

  Proceeds from mutual fund shares sold .........      29,148,889       10,107,707        3,192,194             --
  Cost of mutual fund shares sold ...............     (22,179,220)      (9,108,047)      (3,073,404)            --
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       6,969,669          999,660          118,790             --
  Change in unrealized gain (loss) on investments      15,701,624       31,137,289           79,453             --
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      22,671,293       32,136,949          198,243             --
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --               --               --               --
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      21,781,857       31,504,234          195,282             --
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      16,587,728       10,612,505          212,485             --
  Transfers between funds .......................      (2,977,626)      (1,288,644)       1,470,737             --
  Redemptions ...................................      (7,553,292)     (10,800,234)          (3,809)            --
  Annual contract maintenance charge (note 2) ...            (154)              (5)            --               --
  Contingent deferred sales charges (note 2) ....            --               --               --               --
  Adjustments to maintain reserves ..............        (204,714)           2,320               (8)            --
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................       5,851,942       (1,474,058)       1,679,405             --

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      27,633,799       30,030,176        1,874,687             --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     205,062,510      139,756,024          180,760             --
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 232,696,309      169,786,200        2,055,447             --
                                                    =============    =============    =============    =============

                                                             ACTCINTLGR                         ACTCSEL
                                                    -----------------------------    ------------------------------
                                                         1999            1998             1999             1998
                                                    -------------   -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --              --               --               --
  Mortality and expense charges (note 2) ........            --                (2)            --             (4,167)
  Administration charge (note 2):
          Tier I ................................            --                (2)            --               (122)
          Tier II ...............................            --              --               --               --
          Tier III ..............................            --              --               --               --
          Tier IV ...............................            --              --               --             (1,613)
          Tier V ................................            --              --               --               --
  Variable account fee (notes 2 and 5) ..........            --              --            (12,721)          (3,207)
                                                    -------------   -------------    -------------    -------------
    Net investment activity .....................            --                (4)         (12,721)          (9,109)

  Proceeds from mutual fund shares sold .........            --            11,135          216,913          150,203
  Cost of mutual fund shares sold ...............            --           (10,717)        (140,396)        (101,159)
                                                    -------------   -------------    -------------    -------------
    Realized gain (loss) on investments .........            --               418           76,517           49,044
  Change in unrealized gain (loss) on investments            --              --            320,240          416,051
                                                    -------------   -------------    -------------    -------------
    Net gain (loss) on investments ..............            --               418          396,757          465,095
                                                    -------------   -------------    -------------    -------------
  Reinvested capital gains ......................            --              --               --               --
                                                    -------------   -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            --               414          384,036          455,986
                                                    -------------   -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            --            10,713          347,188          123,751
  Transfers between funds .......................            --              --            173,838            9,789
  Redemptions ...................................            --           (11,133)         (92,874)         (67,723)
  Annual contract maintenance charge (note 2) ...            --              --               --               --
  Contingent deferred sales charges (note 2) ....            --              --               --               --
  Adjustments to maintain reserves ..............            --                 6               20                8
                                                    -------------   -------------    -------------    -------------
      Net equity transactions ...................            --              (414)         428,172           65,825

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........            --              --            812,208          521,811
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....            --              --          3,409,830        2,294,883
                                                    -------------   -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........            --              --          4,222,038        2,816,694
                                                    =============   =============    =============    =============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               ACTCULTRA                        ACVPBAL
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --               --                285              135
  Mortality and expense charges (note 2)  .......            --           (590,177)            --                (12)
  Administration charge (note 2):
          Tier I ................................            --           (289,702)            --                (11)
          Tier II ...............................            --            (78,787)            --               --
          Tier III ..............................            --            (33,584)            --               --
          Tier IV ...............................            --             (8,689)            --               --
          Tier V ................................            --            (27,632)            --               --
  Variable account fee (notes 2 and 5) ..........      (2,249,166)        (559,259)             (84)             (15)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................      (2,249,166)      (1,587,830)             201               97

  Proceeds from mutual fund shares sold .........      15,295,997       29,963,280             --               --
  Cost of mutual fund shares sold ...............      (8,270,711)     (20,103,204)            --               --
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       7,025,286        9,860,076             --               --
  Change in unrealized gain (loss) on investments      55,546,145       69,635,146           (1,438)             155
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      62,571,431       79,495,222           (1,438)             155
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --               --              1,964              835
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      60,322,265       77,907,392              727            1,087
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      51,610,364       46,404,725            2,816            2,366
  Transfers between funds .......................       6,190,259      (13,570,719)           4,547             --
  Redemptions ...................................     (17,886,594)     (29,064,187)            --               --
  Annual contract maintenance charge (note 2) ...            (243)             (12)            --               --
  Contingent deferred sales charges (note 2) ....               5             --               --               --
  Adjustments to maintain reserves ..............           3,558           10,033             --               --
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................      39,917,349        3,779,840            7,363            2,366

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     100,239,614       81,687,232            8,090            3,453
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     486,769,512      334,663,456           13,664            6,841
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 587,009,126      416,350,688           21,754           10,294
                                                    =============    =============    =============    =============

                                                                ACVPCAPAP                         BDFDAM
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --               --            660,160          497,854
  Mortality and expense charges (note 2)  .......            --               (126)            --            (22,352)
  Administration charge (note 2):
          Tier I ................................            --               (114)            --            (12,086)
          Tier II ...............................            --               --               --             (3,155)
          Tier III ..............................            --               --               --               (903)
          Tier IV ...............................            --               --               --                (97)
          Tier V ................................            --               --               --               (970)
  Variable account fee (notes 2 and 5) ..........            (371)            (127)         (78,057)         (21,778)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................            (371)            (367)         582,103          436,513


  Proceeds from mutual fund shares sold .........           1,269           11,964        6,340,056        2,294,830
  Cost of mutual fund shares sold ...............          (1,389)         (14,347)      (6,525,177)      (2,256,243)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........            (120)          (2,383)        (185,121)          38,587
  Change in unrealized gain (loss) on investments          12,290           (1,287)        (307,348)         (91,382)
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............          12,170           (3,670)        (492,469)         (52,795)
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --              3,694             --             68,681
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          11,799             (343)          89,634          452,399
                                                    -------------    -------------    -------------    -------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           3,492           12,175        1,340,381        1,955,289
  Transfers between funds .......................            --            (10,477)      (1,503,554)       1,293,173
  Redemptions ...................................          (1,034)            --           (932,979)        (605,349)
  Annual contract maintenance charge (note 2) ...              (1)              (1)             (23)              (7)
  Contingent deferred sales charges (note 2) ....            --               --               --               --
  Adjustments to maintain reserves ..............               1                8              829             (193)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................           2,458            1,705       (1,095,346)       2,642,913


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          14,257            1,362       (1,005,712)       3,095,312
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          74,477           78,567       18,775,654       12,478,178
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          88,734           79,929       17,769,942       15,573,490
                                                    =============    =============    =============    =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             DNYVENFD                   DEDECINC
                                                    ------------------------    ------------------------
                                                       1999          1998          1999          1998
                                                    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     --           2,250         4,331         3,637
  Mortality and expense charges (note 2) ........         --            (719)         --            (495)
  Administration charge (note 2):
          Tier I ................................         --            --            --            (345)
          Tier II ...............................         --            (576)         --             (64)
          Tier III ..............................         --            --            --             (19)
          Tier IV ...............................         --            --            --            --
          Tier V ................................         --            --            --            --
  Variable account fee (notes 2 and 5) ..........       (1,654)         (703)       (1,427)         (481)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................       (1,654)          252         2,904         2,233

  Proceeds from mutual fund shares sold .........       33,169       131,230        39,709         6,317
  Cost of mutual fund shares sold ...............      (28,671)     (132,417)      (34,527)       (4,796)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........        4,498        (1,187)        5,182         1,521
  Change in unrealized gain (loss) on investments       49,342        42,873         5,546        20,744
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............       53,840        41,686        10,728        22,265
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................         --           6,545          --            --
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       52,186        48,483        13,632        24,498
                                                    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         --          44,602        10,727        13,557
  Transfers between funds .......................       46,660       (60,634)      (32,471)       (1,423)
  Redemptions ...................................      (31,466)      (34,856)       (6,489)       (5,318)
  Annual contract maintenance charge (note 2) ...         --            --            --            --
  Contingent deferred sales charges (note 2) ....         --            --            --            --
  Adjustments to maintain reserves ..............          (13)       (9,942)            1            11
                                                    ----------    ----------    ----------    ----------
      Net equity transactions ...................       15,181       (60,830)      (28,232)        6,827

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       67,367       (12,347)      (14,600)       31,325
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      350,427       446,013       323,087       282,605
                                                    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  417,794       433,666       308,487       313,930
                                                    ==========    ==========    ==========    ==========

                                                             DRYAPP                    DRYCSMGT
                                                    ------------------------   ------------------------
                                                        1999          1998         1999          1998
                                                    ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         --            --          5,348         6,609
  Mortality and expense charges (note 2) ........         --            --           --            (404)
  Administration charge (note 2):
          Tier I ................................         --            --           --            --
          Tier II ...............................         --            --           --            (324)
          Tier III ..............................         --            --           --            --
          Tier IV ...............................         --            --           --            --
          Tier V ................................         --            --           --            --
  Variable account fee (notes 2 and 5) ..........       (9,381)         --         (1,007)         (366)
                                                    ----------    ----------   ----------    ----------
    Net investment activity .....................       (9,381)         --          4,341         5,515

  Proceeds from mutual fund shares sold .........      382,721          --         37,128        61,404
  Cost of mutual fund shares sold ...............     (355,312)         --        (37,128)      (61,404)
                                                    ----------    ----------   ----------    ----------
    Realized gain (loss) on investments .........       27,409          --           --            --
  Change in unrealized gain (loss) on investments      166,239          --           --            --
                                                    ----------    ----------   ----------    ----------
    Net gain (loss) on investments ..............      193,648          --           --            --
                                                    ----------    ----------   ----------    ----------
  Reinvested capital gains ......................          201          --           --            --
                                                    ----------    ----------   ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      184,468          --          4,341         5,515
                                                    ----------    ----------   ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    1,265,915          --           --           7,000
  Transfers between funds .......................    1,366,185          --           --           8,645
  Redemptions ...................................      (42,748)         --        (41,466)      (59,292)
  Annual contract maintenance charge (note 2) ...         --            --           --            --
  Contingent deferred sales charges (note 2) ....         --            --           --            --
  Adjustments to maintain reserves ..............            1          --             (5)           15
                                                    ----------    ----------   ----------    ----------
      Net equity transactions ...................    2,589,353          --        (41,471)      (43,632)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    2,773,821          --        (37,130)      (38,117)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      803,611          --        243,930       280,820
                                                    ----------    ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    3,577,432          --        206,800       242,703
                                                    ==========    ==========   ==========    ==========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            DRYPREMCAP                     DRY500IX
                                                    --------------------------   --------------------------
                                                        1999           1998          1999           1998
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --            --             --
  Mortality and expense charges (note 2)  .......          --             --            --          (50,585)
  Administration charge (note 2):
          Tier I ................................          --             --            --          (25,258)
          Tier II ...............................          --             --            --           (9,470)
          Tier III ..............................          --             --            --           (4,279)
          Tier IV ...............................          --             --            --           (1,421)
          Tier V ................................          --             --            --             --
  Variable account fee (notes 2 and 5) ..........          (500)          --        (345,518)       (64,899)
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................          (500)          --        (345,518)      (155,912)

  Proceeds from mutual fund shares sold .........       104,584           --       4,452,581     10,174,952
  Cost of mutual fund shares sold ...............      (105,100)          --      (3,265,084)   (10,066,030)
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........          (516)          --       1,187,497        108,922
  Change in unrealized gain (loss) on investments        17,664           --       8,073,417      4,849,573
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............        17,148           --       9,260,914      4,958,495
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................          --             --            --             --
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        16,648           --       8,915,396      4,802,583
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       140,841           --      16,884,001     15,382,884
  Transfers between funds .......................       102,535           --       1,595,081     10,311,800
  Redemptions ...................................            (6)          --      (3,205,368)    (1,541,596)
  Annual contract maintenance charge (note 2) ...          --             --             (10)          --
  Contingent deferred sales charges (note 2) ....          --             --            --             --
  Adjustments to maintain reserves ..............           (19)          --           8,401        320,473
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................       243,351           --      15,282,105     24,473,561

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       259,999           --      24,197,501     29,276,144
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        19,055           --      67,670,706     19,067,570
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   279,054           --      91,868,207     48,343,714
                                                    ===========    ===========   ===========    ===========

                                                           DRYSRGRO                        DRYSTKIX
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --             --              949            461
  Mortality and expense charges (note 2)  .......          --              (18)          --             (102)
  Administration charge (note 2):
          Tier I ................................          --              (16)          --              (29)
          Tier II ...............................          --             --             --             --
          Tier III ..............................          --             --             --              (42)
          Tier IV ...............................          --             --             --             --
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........          (107)           (20)          (762)          (130)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................          (107)           (54)           187            158


  Proceeds from mutual fund shares sold .........          --             --            5,298       6,154 es
  Cost of mutual fund shares sold ...............          --             --           (2,496)        (2,902)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........          --             --            2,802          3,252
  Change in unrealized gain (loss) on investments         2,828          1,894         14,158          5,151
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         2,828          1,894         16,960          8,403
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              731            131
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         2,721          1,840         17,878          8,692
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         5,175          3,254         45,489         12,209
  Transfers between funds .......................          --             --             (566)        21,063
  Redemptions ...................................          --             --             --             --
  Annual contract maintenance charge (note 2) ...          --             --             --             --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............             1           --                2             42
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................         5,176          3,254         44,925         33,314


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         7,897          5,094         62,803         42,006
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        19,414          8,913        123,087         45,887
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        27,311         14,007        185,890         87,893
                                                    ===========    ===========    ===========    ===========

                                       18

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              DRY3DCEN                        EVINCGRO
                                                    ----------------------------    ----------------------------
                                                         1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --            94,223         101,246
  Mortality and expense charges (note 2)  .......           --           (66,294)           --            (7,687)
  Administration charge (note 2):
          Tier I ................................           --           (29,387)           --            (3,311)
          Tier II ...............................           --            (7,533)           --            (1,433)
          Tier III ..............................           --            (3,505)           --              (215)
          Tier IV ...............................           --            (1,116)           --               (32)
          Tier V ................................           --            (4,678)           --              (533)
  Variable account fee (notes 2 and 5) ..........       (203,357)        (63,319)        (15,457)         (6,380)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (203,357)       (175,832)         78,766          81,655

  Proceeds from mutual fund shares sold .........      3,149,549       1,168,660         553,148         353,876
  Cost of mutual fund shares sold ...............     (1,671,372)       (853,180)       (486,339)       (279,444)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,478,177         315,480          66,809          74,432
  Change in unrealized gain (loss) on investments      5,365,632       6,592,300         345,684         (75,733)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      6,843,809       6,907,780         412,493          (1,301)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      6,640,452       6,731,948         491,259          80,354
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      6,319,265       6,905,136          99,838         135,541
  Transfers between funds .......................     (1,750,274)       (570,200)       (513,178)       (292,658)
  Redemptions ...................................     (2,326,903)     (1,156,800)        (69,810)       (104,771)
  Annual contract maintenance charge (note 2) ...            (40)           --               (18)           --
  Contingent deferred sales charges (note 2) ....           --              --              --              --
  Adjustments to maintain reserves ..............          4,538            (626)            (27)            (26)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................      2,246,586       5,177,510        (483,195)       (261,914)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      8,887,038      11,909,458           8,064        (181,560)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     56,526,907      36,149,180       3,931,008       4,630,650
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 65,413,945      48,058,638       3,939,072       4,449,090
                                                    ============    ============    ============    ============

                                                              FEDGNMA                         FEDBDFD
                                                    ----------------------------   ----------------------------
                                                        1999           1998            1999            1998
                                                    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --           10,016          36,865            --
  Mortality and expense charges (note 2)  .......           --             (768)           --              --
  Administration charge (note 2):
          Tier I ................................           --             (691)           --              --
          Tier II ...............................           --             --              --              --
          Tier III ..............................           --             --              --              --
          Tier IV ...............................           --             --              --              --
          Tier V ................................           --             --              --              --
  Variable account fee (notes 2 and 5) ..........           --             --            (2,924)           --
                                                    ------------   ------------    ------------    ------------
    Net investment activity .....................           --            8,557          33,941            --


  Proceeds from mutual fund shares sold .........           --          980,581         483,543            --
  Cost of mutual fund shares sold ...............           --         (966,648)       (496,310)           --
                                                    ------------   ------------    ------------    ------------
    Realized gain (loss) on investments .........           --           13,933         (12,767)           --
  Change in unrealized gain (loss) on investments           --          (13,073)        (50,765)           --
                                                    ------------   ------------    ------------    ------------
    Net gain (loss) on investments ..............           --              860         (63,532)           --
                                                    ------------   ------------    ------------    ------------
  Reinvested capital gains ......................           --             --              --              --
                                                    ------------   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           --            9,417         (29,591)           --
                                                    ------------   ------------    ------------    ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           --           13,861         110,943            --
  Transfers between funds .......................           --          (57,803)        993,778            --
  Redemptions ...................................           --         (923,736)        (10,780)           --
  Annual contract maintenance charge (note 2) ...           --             --              --              --
  Contingent deferred sales charges (note 2) ....           --             --              --              --
  Adjustments to maintain reserves ..............           --             (304)             90            --
                                                    ------------   ------------    ------------    ------------
      Net equity transactions ...................           --         (967,982)      1,094,031            --


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           --         (958,565)      1,064,440            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --          958,565         280,000            --
                                                    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........           --             --         1,344,440            --
                                                    ============   ============    ============    ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             FEDUSGVT                        FAGROPPA
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   167,377         84,168           --             --
  Mortality and expense charges (note 2)  .......          --           (4,822)          --             --
  Administration charge (note 2):
          Tier I ................................          --           (2,999)          --             --
          Tier II ...............................          --             (739)          --             --
          Tier III ..............................          --             (199)          --             --
          Tier IV ...............................          --              (94)          --             --
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........       (33,157)        (5,244)        (4,206)          --
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       134,220         70,071         (4,206)          --

  Proceeds from mutual fund shares sold .........     1,833,961      1,157,436        186,202           --
  Cost of mutual fund shares sold ...............    (1,824,413)    (1,134,193)      (183,130)          --
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         9,548         23,243          3,072           --
  Change in unrealized gain (loss) on investments      (255,215)       (18,548)       106,539           --
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (245,667)         4,695        109,611           --
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              197           --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (111,447)        74,766        105,602           --
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       778,503        325,084        745,547           --
  Transfers between funds .......................     1,286,025      1,017,607        679,613           --
  Redemptions ...................................      (564,345)       (96,320)       (10,374)          --
  Annual contract maintenance charge (note 2) ...            (6)          --             --             --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............            (6)           (60)           (46)          --
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................     1,500,171      1,246,311      1,414,740           --

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,388,724      1,321,077      1,520,342           --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     6,242,531      2,524,630        305,896           --
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 7,631,255      3,845,707      1,826,238           --
                                                    ===========    ===========    ===========    ===========

                                                             FAHIYLD                      FIDASMGR
                                                    --------------------------   --------------------------
                                                        1999           1998          1999           1998
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         8,131           --         173,151        118,730
  Mortality and expense charges (note 2)  .......          --             --            --          (12,311)
  Administration charge (note 2):
          Tier I ................................          --             --            --           (7,018)
          Tier II ...............................          --             --            --           (1,576)
          Tier III ..............................          --             --            --             (658)
          Tier IV ...............................          --             --            --             (578)
          Tier V ................................          --             --            --             --
  Variable account fee (notes 2 and 5) ..........          (841)          --         (44,966)       (12,120)
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................         7,290           --         128,185         84,469


  Proceeds from mutual fund shares sold .........       334,918           --         899,898        515,673
  Cost of mutual fund shares sold ...............      (330,000)          --        (821,061)      (413,958)
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........         4,918           --          78,837        101,715
  Change in unrealized gain (loss) on investments        (2,034)          --         335,016        363,311
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............         2,884           --         413,853        465,026
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................          --             --            --             --
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        10,174           --         542,038        549,495
                                                    -----------    -----------   -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        82,544           --       1,554,330      1,322,672
  Transfers between funds .......................       190,699           --         304,146        162,856
  Redemptions ...................................        (6,929)          --        (492,970)      (291,175)
  Annual contract maintenance charge (note 2) ...          --             --             (12)          --
  Contingent deferred sales charges (note 2) ....          --             --            --             --
  Adjustments to maintain reserves ..............           (18)          --             618         (1,560)
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................       266,296           --       1,366,112      1,192,793


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       276,470           --       1,908,150      1,742,288
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        18,965           --       9,497,067      6,642,815
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       295,435           --      11,405,217      8,385,103
                                                    ===========    ===========   ===========    ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               FIDCAPINC                       FIDCONTR
                                                    ----------------------------    ----------------------------
                                                         1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     53,329          62,143            --              --
  Mortality and expense charges (note 2)  .......           --            (2,324)           --          (450,698)
  Administration charge (note 2):
          Tier I ................................           --              (730)           --          (255,752)
          Tier II ...............................           --              (237)           --           (64,735)
          Tier III ..............................           --              (298)           --           (26,384)
          Tier IV ...............................           --               (63)           --            (8,436)
          Tier V ................................           --              (169)           --            (6,165)
  Variable account fee (notes 2 and 5) ..........         (5,062)         (1,944)     (1,790,256)       (447,151)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................         48,267          56,378      (1,790,256)     (1,259,321)

  Proceeds from mutual fund shares sold .........        146,665          60,274      15,787,591         867,233
  Cost of mutual fund shares sold ...............       (124,683)        (41,671)     (8,081,387)       (517,520)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         21,982          18,603       7,706,204         349,713
  Change in unrealized gain (loss) on investments         70,014          29,482      34,124,840      45,109,593
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         91,996          48,085      41,831,044      45,459,306
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................         11,702            --         3,545,200         381,649
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        151,965         104,463      43,585,988      44,581,634
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           --              --        39,875,316      41,030,697
  Transfers between funds .......................        (25,353)        (23,961)     (7,036,340)     (8,045,028)
  Redemptions ...................................        (76,555)        (30,049)    (10,899,654)     (8,685,653)
  Annual contract maintenance charge (note 2) ...           --              --              (158)            (12)
  Contingent deferred sales charges (note 2) ....           --              --              --              --
  Adjustments to maintain reserves ..............         (1,171)            (10)          1,317        (789,638)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................       (103,079)        (54,020)     21,940,481      23,510,366

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         48,886          50,443      65,526,469      68,092,000
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,265,240       1,374,317     380,246,330     250,585,641
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  1,314,126       1,424,760     445,772,799     318,677,641
                                                    ============    ============    ============    ============

                                                               FIDEQINC                      FIDGRINC
                                                    ----------------------------    ----------------------------
                                                         1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      2,029,920       2,510,694          97,535          74,013
  Mortality and expense charges (note 2)  .......           --          (506,185)           --           (21,607)
  Administration charge (note 2):
          Tier I ................................           --          (221,393)           --              --
          Tier II ...............................           --           (76,233)           --              --
          Tier III ..............................           --           (23,869)           --              --
          Tier IV ...............................           --           (11,688)           --              --
          Tier V ................................           --           (28,770)           --            (6,482)
  Variable account fee (notes 2 and 5) ..........     (1,277,920)       (445,388)        (72,960)        (18,888)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        752,000       1,197,168          24,575          27,036


  Proceeds from mutual fund shares sold .........     26,140,836      27,185,172       1,783,079         650,876
  Cost of mutual fund shares sold ...............    (14,855,878)    (12,969,708)     (1,367,568)       (479,396)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     11,284,958      14,215,464         415,511         171,480
  Change in unrealized gain (loss) on investments     21,255,323      12,964,234       1,105,229       1,791,276
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     32,540,281      27,179,698       1,520,740       1,962,756
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      4,181,955       3,314,061            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     37,474,236      31,690,927       1,545,315       1,989,792
                                                    ------------    ------------    ------------    ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     20,543,230      32,399,501       4,374,477       7,355,346
  Transfers between funds .......................    (30,247,319)     (3,184,986)       (525,048)        511,010
  Redemptions ...................................     (9,956,903)    (34,229,076)       (966,007)       (475,965)
  Annual contract maintenance charge (note 2) ...            (73)           --              --              --
  Contingent deferred sales charges (note 2) ....           --              --              --              --
  Adjustments to maintain reserves ..............           (142)          1,292              71             112
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................    (19,661,207)     (5,013,269)      2,883,493       7,390,503


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     17,813,029      26,677,658       4,428,808       9,380,295
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    312,084,930     294,333,089      21,339,448       8,902,461
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    329,897,959     321,010,747      25,768,256      18,282,756
                                                    ============    ============    ============    ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                FIDMGIN                        FIDVIPAM
                                                    ------------------------------    ------------------------------
                                                          1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     617,722          464,522            1,649            1,218
  Mortality and expense charges (note 2)  .......            --           (398,587)            --                (66)
  Administration charge (note 2):
          Tier I ................................            --           (202,623)            --                (59)
          Tier II ...............................            --            (44,270)            --               --
          Tier III ..............................            --            (16,514)            --               --
          Tier IV ...............................            --             (6,415)            --               --
          Tier V ................................            --            (22,365)            --               --
  Variable account fee (notes 2 and 5) ..........      (1,415,823)        (365,011)            (251)             (67)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................        (798,101)        (591,263)           1,398            1,026

  Proceeds from mutual fund shares sold .........       3,951,612       18,163,752               22            1,506
  Cost of mutual fund shares sold ...............      (2,301,447)     (12,601,990)             (18)          (1,315)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       1,650,165        5,561,762                4              191
  Change in unrealized gain (loss) on investments      22,646,541       28,552,742             (972)          (1,483)
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      24,296,706       34,114,504             (968)          (1,292)
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................      19,310,530        6,085,232            2,089            3,653
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      42,809,135       39,608,473            2,519            3,387
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      27,205,499       24,093,780            3,553            4,720
  Transfers between funds .......................       1,836,485       (3,840,341)           2,273             --
  Redemptions ...................................      (8,873,254)     (23,326,653)            --             (1,500)
  Annual contract maintenance charge (note 2) ...             (88)            --               --               --
  Contingent deferred sales charges (note 2) ....               5             --               --               --
  Adjustments to maintain reserves ..............           1,314          162,647                2               (2)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................      20,169,961       (2,910,567)           5,828            3,218

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      62,979,096       36,697,906            8,347            6,605
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     311,429,060      228,989,269           49,356           37,760
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 374,408,156      265,687,175           57,703           44,365
                                                    =============    =============    =============    =============

                                                               FIDVIPEI                        FIDVIPGR
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           3,267            2,576              392              694
  Mortality and expense charges (note 2)  .......            --               (316)            --               (240)
  Administration charge (note 2):
          Tier I ................................            --               (284)            --               (216)
          Tier II ...............................            --               --               --               --
          Tier III ..............................            --               --               --               --
          Tier IV ...............................            --               --               --               --
          Tier V ................................            --               --               --               --
  Variable account fee (notes 2 and 5) ..........          (1,070)            (311)          (1,178)            (257)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................           2,197            1,665             (786)             (19)


  Proceeds from mutual fund shares sold .........          27,560           27,600           11,334            4,497
  Cost of mutual fund shares sold ...............         (19,470)         (18,091)          (5,511)          (2,781)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........           8,090            9,509            5,823            1,716
  Change in unrealized gain (loss) on investments           9,323           (1,311)           2,843            5,853
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............          17,413            8,198            8,666            7,569
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................           7,222            9,167           24,632           18,160
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          26,832           19,030           32,512           25,710
                                                    -------------    -------------    -------------    -------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          14,619           23,197           20,392           17,428
  Transfers between funds .......................         (19,925)          (9,466)          15,223             --
  Redemptions ...................................             (29)          (1,379)          (2,295)          (4,000)
  Annual contract maintenance charge (note 2) ...            --               --               --               --
  Contingent deferred sales charges (note 2) ....            --               --               --               --
  Adjustments to maintain reserves ..............              75               15                2               (2)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................          (5,260)          12,367           33,322           13,426


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          21,572           31,397           65,834           39,136
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         216,494          168,954          219,907          133,237
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........         238,066          200,351          285,741          172,373
                                                    =============    =============    =============    =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              FIDVIPHI                      FIDVIPOV
                                                    --------------------------    ---------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     4,036          3,277          2,118          2,978
  Mortality and expense charges (note 2)  .......          --              (80)          --             (275)
  Administration charge (note 2):
          Tier I ................................          --              (72)          --             (247)
          Tier II ...............................          --             --             --             --
          Tier III ..............................          --             --             --             --
          Tier IV ...............................          --             --             --             --
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........          (197)           (82)          (656)          (287)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         3,839          3,043          1,462          2,169

  Proceeds from mutual fund shares sold .........        17,619           --            6,480         12,920
  Cost of mutual fund shares sold ...............       (18,699)          --           (5,744)        (9,961)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        (1,080)          --              736          2,959
  Change in unrealized gain (loss) on investments           439         (3,132)         4,496          9,656
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............          (641)        (3,132)         5,232         12,615
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           151          2,082          3,416          8,777
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         3,349          1,993         10,110         23,561
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         2,668          5,279          4,838         10,151
  Transfers between funds .......................       (17,607)          --           (6,027)       (11,597)
  Redemptions ...................................          --             --             --             --
  Annual contract maintenance charge (note 2) ...          --             --             --             --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............            (1)            (1)             1            (23)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       (14,940)         5,278         (1,188)        (1,469)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (11,591)         7,271          8,922         22,092
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        42,986         45,432        136,291        159,596
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $    31,395         52,703        145,213        181,688
                                                    ===========    ===========    ===========    ===========

                                                             GROFDAM                        INCFDAM
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --             --          467,292        427,587
  Mortality and expense charges (note 2)  .......          --          (24,381)          --          (31,811)
  Administration charge (note 2):
          Tier I ................................          --          (14,294)          --          (19,475)
          Tier II ...............................          --           (3,521)          --           (5,215)
          Tier III ..............................          --           (1,856)          --           (1,414)
          Tier IV ...............................          --             (402)          --             (519)
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........       (93,918)       (23,508)       (90,068)       (30,192)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       (93,918)       (67,962)       377,224        338,961


  Proceeds from mutual fund shares sold .........     1,068,115      1,018,613      1,803,112        911,605
  Cost of mutual fund shares sold ...............      (713,009)      (792,798)    (1,476,748)      (669,732)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       355,106        225,815        326,364        241,873
  Change in unrealized gain (loss) on investments     3,423,974      1,802,969         52,040        529,409
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............     3,779,080      2,028,784        378,404        771,282
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     3,685,162      1,960,822        755,628      1,110,243
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,572,828      1,407,872      1,705,557      1,827,475
  Transfers between funds .......................       391,953       (179,261)    (1,523,067)      (637,113)
  Redemptions ...................................      (646,250)      (513,142)      (617,316)      (570,814)
  Annual contract maintenance charge (note 2) ...            (8)          --               (9)          --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............         1,409             26          2,561             25
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................     1,319,932        715,495       (432,274)       619,573


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     5,005,094      2,676,317        323,354      1,729,816
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    19,249,841     13,592,368     20,515,616     18,355,405
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    24,254,935     16,268,685     20,838,970     20,085,221
                                                    ===========    ===========    ===========    ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               INVDYNAM                     INVINDINC
                                                    ----------------------------   ----------------------------
                                                         1999            1998           1999            1998
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --          225,760         297,257
  Mortality and expense charges (note 2)  .......           --              --             --           (40,935)
  Administration charge (note 2):
          Tier I ................................           --              --             --           (26,247)
          Tier II ...............................           --              --             --            (6,522)
          Tier III ..............................           --              --             --            (1,097)
          Tier IV ...............................           --              --             --              (717)
          Tier V ................................           --              --             --              --
  Variable account fee (notes 2 and 5) ..........         (4,485)           --         (127,353)        (39,920)
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................         (4,485)           --           98,407         181,819

  Proceeds from mutual fund shares sold .........         60,739            --        1,872,495         569,541
  Cost of mutual fund shares sold ...............        (53,965)           --       (1,305,341)       (410,295)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........          6,774            --          567,154         159,246
  Change in unrealized gain (loss) on investments        335,288            --        2,315,023       1,850,449
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............        342,062            --        2,882,177       2,009,695
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................           --              --             --              --
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        337,577            --        2,980,584       2,191,514
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        871,873            --        2,478,095       2,880,578
  Transfers between funds .......................      1,914,334            --       (2,111,294)       (478,481)
  Redemptions ...................................         (9,489)           --         (947,039)       (739,703)
  Annual contract maintenance charge (note 2) ...           --              --              (28)           --
  Contingent deferred sales charges (note 2) ....           --              --             --              --
  Adjustments to maintain reserves ..............             12            --            1,320              15
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................      2,776,730            --         (578,946)      1,662,409

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      3,114,307            --        2,401,638       3,853,923
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         57,030            --       28,222,368      22,890,103
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  3,171,337            --       30,624,006      26,744,026
                                                    ============    ============   ============    ============

                                                               INVTOTRET                        JANFUND
                                                    ----------------------------   ----------------------------
                                                         1999            1998           1999            1998
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         10,886            --             --           255,272
  Mortality and expense charges (note 2)  .......           --              --             --          (123,418)
  Administration charge (note 2):
          Tier I ................................           --              --             --           (73,139)
          Tier II ...............................           --              --             --           (18,968)
          Tier III ..............................           --              --             --            (5,896)
          Tier IV ...............................           --              --             --            (3,446)
          Tier V ................................           --              --             --              --
  Variable account fee (notes 2 and 5) ..........         (2,672)           --         (768,324)       (128,520)
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................          8,214            --         (768,324)        (98,115)


  Proceeds from mutual fund shares sold .........        119,211            --       23,849,178         954,571
  Cost of mutual fund shares sold ...............       (117,723)           --      (15,513,339)       (662,510)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........          1,488            --        8,335,839         292,061
  Change in unrealized gain (loss) on investments         54,408            --       21,087,847      14,437,511
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............         55,896            --       29,423,686      14,729,572
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................           --              --             --              --
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         64,110            --       28,655,362      14,631,457
                                                    ------------    ------------   ------------    ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        323,019            --       26,554,369      13,227,534
  Transfers between funds .......................        778,988            --       34,888,155         667,165
  Redemptions ...................................        (18,373)           --       (5,262,165)     (2,481,304)
  Annual contract maintenance charge (note 2) ...           --              --             (192)           --
  Contingent deferred sales charges (note 2) ....           --              --             --              --
  Adjustments to maintain reserves ..............              2            --          (98,581)            245
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................      1,083,636            --       56,081,586      11,413,640


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,147,746            --       84,736,948      26,045,097
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        131,745            --      131,449,444      65,725,920
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      1,279,491            --      216,186,392      91,771,017
                                                    ============    ============   ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               JAN20FD                    JANWRLDWDE
                                                    -------------------------    --------------------------
                                                        1999          1998           1999           1998
                                                    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --            --             --              213
  Mortality and expense charges (note 2)  .......          --             (96)          --              (52)
  Administration charge (note 2):
          Tier I ................................          --             (86)          --              (46)
          Tier II ...............................          --            --             --             --
          Tier III ..............................          --            --             --             --
          Tier IV ...............................          --            --             --             --
          Tier V ................................          --            --             --             --
  Variable account fee (notes 2 and 5) ..........          --            --           (5,849)          (187)
                                                    -----------   -----------    -----------    -----------
    Net investment activity .....................          --            (182)        (5,849)           (72)

  Proceeds from mutual fund shares sold .........          --         234,631        107,236        162,752
  Cost of mutual fund shares sold ...............          --        (218,097)      (100,193)      (153,231)
                                                    -----------   -----------    -----------    -----------
    Realized gain (loss) on investments .........          --          16,534          7,043          9,521
  Change in unrealized gain (loss) on investments          --           1,871        144,323         10,822
                                                    -----------   -----------    -----------    -----------
    Net gain (loss) on investments ..............          --          18,405        151,366         20,343
                                                    -----------   -----------    -----------    -----------
  Reinvested capital gains ......................          --            --             --             --
                                                    -----------   -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          --          18,223        145,517         20,271
                                                    -----------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          --          66,106        145,261      1,000,352
  Transfers between funds .......................          --         112,713        (53,163)        49,831
  Redemptions ...................................          --        (213,496)        (3,481)      (122,902)
  Annual contract maintenance charge (note 2) ...          --            --             --             --
  Contingent deferred sales charges (note 2) ....          --            --             --             --
  Adjustments to maintain reserves ..............          --              (1)            23              8
                                                    -----------   -----------    -----------    -----------
      Net equity transactions ...................          --         (34,678)        88,640        927,289

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          --         (16,455)       234,157        947,560
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          --          16,455      1,155,624           --
                                                    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $      --            --        1,389,781        947,560
                                                    ===========   ===========    ===========    ===========

                                                               MASFIP                         MFSGRSTK
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        96,342         51,876           --             --
  Mortality and expense charges (note 2)  .......          --           (5,269)          --          (13,218)
  Administration charge (note 2):
          Tier I ................................          --           (2,984)          --           (3,786)
          Tier II ...............................          --             (671)          --             (577)
          Tier III ..............................          --             (494)          --             (217)
          Tier IV ...............................          --             (117)          --               (3)
          Tier V ................................          --             --             --           (2,376)
  Variable account fee (notes 2 and 5) ..........       (28,880)        (5,460)       (41,208)       (10,958)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................        67,462         36,881        (41,208)       (31,135)


  Proceeds from mutual fund shares sold .........     2,709,400        556,513        243,006        342,060
  Cost of mutual fund shares sold ...............    (2,817,042)      (545,507)      (166,410)      (277,128)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (107,642)        11,006         76,596         64,932
  Change in unrealized gain (loss) on investments       (73,927)        43,841      1,199,802      1,668,231
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (181,569)        54,847      1,276,398      1,733,163
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (114,107)        91,728      1,235,190      1,702,028
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       983,611        815,585        227,504        240,317
  Transfers between funds .......................       184,934        306,337         56,179         48,859
  Redemptions ...................................      (223,113)      (131,299)      (228,648)      (290,837)
  Annual contract maintenance charge (note 2) ...            (4)          --             (276)          (312)
  Contingent deferred sales charges (note 2) ....          --             --              (21)           (44)
  Adjustments to maintain reserves ..............          (363)           (28)            68             66
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       945,065        990,595         54,806         (1,951)


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       830,958      1,082,323      1,289,996      1,700,077
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     6,046,920      2,659,273     10,458,588      7,205,011
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     6,877,878      3,741,596     11,748,584      8,905,088
                                                    ===========    ===========    ===========    ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               MFSGROPP                        MFSHIINC
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --           235,117         209,118
  Mortality and expense charges (note 2) ........           --           (50,612)           --            (7,916)
  Administration charge (note 2):
          Tier I ................................           --            (7,564)           --              (768)
          Tier II ...............................           --            (4,456)           --              (201)
          Tier III ..............................           --            (2,056)           --              (148)
          Tier IV ...............................           --               (38)           --              --
          Tier V ................................           --            (9,935)           --            (1,969)
  Variable account fee (notes 2 and 5) ..........       (123,876)        (39,975)        (17,882)         (6,580)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (123,876)       (114,636)        217,235         191,536

  Proceeds from mutual fund shares sold .........      2,888,560       2,320,375       6,353,853       5,517,399
  Cost of mutual fund shares sold ...............     (2,091,042)     (1,554,831)     (6,593,992)     (5,284,261)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        797,518         765,544        (240,139)        233,138
  Change in unrealized gain (loss) on investments      1,211,575       4,690,002         269,548        (172,532)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      2,009,093       5,455,546          29,409          60,606
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        898,834         353,021            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,784,051       5,693,931         246,644         252,142
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,081,252       1,888,919         389,678       1,690,561
  Transfers between funds .......................     (1,428,535)        533,671        (577,936)        320,192
  Redemptions ...................................     (1,397,006)     (1,186,158)       (263,752)       (357,863)
  Annual contract maintenance charge (note 2) ...             (3)           --              --              --
  Contingent deferred sales charges (note 2) ....           --              --              --              --
  Adjustments to maintain reserves ..............            165        (158,209)          2,083           2,552
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (1,744,127)      1,078,223        (449,927)      1,655,442

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,039,924       6,772,154        (203,283)      1,907,584
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     35,666,943      27,826,901       5,341,007       3,923,071
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 36,706,867      34,599,055       5,137,724       5,830,655
                                                    ============    ============    ============    ============

                                                              MSIEQGROB                      NAATAGGR
                                                    ----------------------------   ----------------------------
                                                         1999            1998           1999            1998
                                                    ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --            2,253             507
  Mortality and expense charges (note 2) ........           --              --             --            (1,215)
  Administration charge (note 2):
          Tier I ................................           --              --             --              (890)
          Tier II ...............................           --              --             --              (141)
          Tier III ..............................           --              --             --               (25)
          Tier IV ...............................           --              --             --                (3)
          Tier V ................................           --              --             --              --
  Variable account fee (notes 2 and 5) ..........         (1,402)           --          (10,195)         (2,897)
                                                    ------------    ------------   ------------    ------------
    Net investment activity .....................         (1,402)           --           (7,942)         (4,664)

  Proceeds from mutual fund shares sold .........         98,095            --          847,559         112,096
  Cost of mutual fund shares sold ...............        (88,253)           --         (831,359)        (99,890)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments .........          9,842            --           16,200          12,206
  Change in unrealized gain (loss) on investments         53,704            --          134,132          93,123
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments ..............         63,546            --          150,332         105,329
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains ......................           --              --          126,723            --
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         62,144            --          269,113         100,665
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        141,370            --        1,117,452         882,226
  Transfers between funds .......................        274,677            --         (806,922)      1,346,663
  Redemptions ...................................        (11,595)           --         (109,502)        (48,355)
  Annual contract maintenance charge (note 2) ...           --              --             --              --
  Contingent deferred sales charges (note 2) ....           --              --             --              --
  Adjustments to maintain reserves ..............            (55)           --              503              40
                                                    ------------    ------------   ------------    ------------
      Net equity transactions ...................        404,397            --          201,531       2,180,574

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        466,541            --          470,644       2,281,239
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         97,901            --        3,069,335            --
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        564,442            --        3,539,979       2,281,239
                                                    ============    ============   ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              NAATCONS                      NAATMOD
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    13,096          1,190         12,671            210
  Mortality and expense charges (note 2)  .......          --             (201)          --             (108)
  Administration charge (note 2):
          Tier I ................................          --              (28)          --              (62)
          Tier II ...............................          --               (2)          --              (17)
          Tier III ..............................          --             (100)          --               (7)
          Tier IV ...............................          --             --             --               (3)
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........        (3,642)          (422)        (7,750)          (568)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         9,454            437          4,921           (555)

  Proceeds from mutual fund shares sold .........       401,197        405,364        588,166        117,579
  Cost of mutual fund shares sold ...............      (386,900)      (400,276)      (552,255)      (116,248)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        14,297          5,088         35,911          1,331
  Change in unrealized gain (loss) on investments           (69)         3,387         78,495          4,042
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        14,228          8,475        114,406          5,373
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        10,727           --           38,471           --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        34,409          8,912        157,798          4,818
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       327,894         95,135        711,288        366,158
  Transfers between funds .......................       661,013        167,545        275,978        130,659
  Redemptions ...................................       (69,669)       (53,939)      (161,313)       (70,594)
  Annual contract maintenance charge (note 2) ...          --             --               (1)          --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............           (38)            (3)           212            (13)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       919,200        208,738        826,164        426,210

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       953,609        217,650        983,962        431,028
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       594,487           --        1,770,263           --
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 1,548,096        217,650      2,754,225        431,028
                                                    ===========    ===========    ===========    ===========

                                                             NAATMODAGG                   NAATMODCON
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         7,907            914          9,792            390
  Mortality and expense charges (note 2)  .......          --             (455)          --              (73)
  Administration charge (note 2):
          Tier I ................................          --             (270)          --              (15)
          Tier II ...............................          --              (61)          --               (1)
          Tier III ..............................          --              (42)          --              (33)
          Tier IV ...............................          --               (3)          --             --
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........        (6,066)        (1,213)        (3,124)          (366)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         1,841         (1,130)         6,668            (98)


  Proceeds from mutual fund shares sold .........       552,582        120,024        244,138         24,897
  Cost of mutual fund shares sold ...............      (535,459)      (113,081)      (234,322)       (24,501)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        17,123          6,943          9,816            396
  Change in unrealized gain (loss) on investments        82,392         19,522         16,269          5,370
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        99,515         26,465         26,085          5,766
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        53,998           --           14,911           --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       155,354         25,335         47,664          5,668
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,190,903        503,721        237,481        210,629
  Transfers between funds .......................      (187,482)       419,257         33,990         84,376
  Redemptions ...................................      (313,178)       (50,226)       (27,715)          (439)
  Annual contract maintenance charge (note 2) ...            (2)          --             --             --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............           281             (4)           171              1
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................       690,522        872,748        243,927        294,567


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       845,876        898,083        291,591        300,235
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,576,167           --          875,474           --
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     2,422,043        898,083      1,167,065        300,235
                                                    ===========    ===========    ===========    ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                NWBDFD                          NWFUND
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      8,024           3,170         706,718         592,990
  Mortality and expense charges (note 2)  .......           --              (177)           --          (162,460)
  Administration charge (note 2):
          Tier I ................................           --              --              --           (71,265)
          Tier II ...............................           --              --              --           (20,611)
          Tier III ..............................           --              --              --            (8,929)
          Tier IV ...............................           --              --              --            (2,770)
          Tier V ................................           --               (53)           --           (10,712)
  Variable account fee (notes 2 and 5) ..........         (1,131)           (112)       (647,115)       (178,883)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................          6,893           2,828          59,603         137,360

  Proceeds from mutual fund shares sold .........         21,831          18,207      18,408,951       2,093,847
  Cost of mutual fund shares sold ...............        (20,853)        (17,677)     (8,806,154)     (1,138,329)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            978             530       9,602,797         955,518
  Change in unrealized gain (loss) on investments        (15,763)            784       3,624,109      14,351,965
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (14,785)          1,314      13,226,906      15,307,483
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --         4,650,572
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (7,892)          4,142      13,286,509      20,095,415
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         16,717           7,259      31,565,254      28,814,704
  Transfers between funds .......................         (8,404)        (18,700)    (25,370,461)     17,828,623
  Redemptions ...................................         (3,167)           --        (7,035,509)     (4,904,693)
  Annual contract maintenance charge (note 2) ...           --              --              (602)           (673)
  Contingent deferred sales charges (note 2) ....           --              --              (209)           (808)
  Adjustments to maintain reserves ..............             82              (4)         19,282            (337)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................          5,228         (11,445)       (822,245)     41,736,816

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         (2,664)         (7,303)     12,464,264      61,832,231
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        274,143         111,736     188,973,280      75,327,367
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $    271,479         104,433     201,437,544     137,159,598
                                                    ============    ============    ============    ============

                                                               NWGROFD                         NWMYMKT
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --            14,337       1,817,088       1,582,572
  Mortality and expense charges (note 2)  .......           --           (18,865)           --          (103,945)
  Administration charge (note 2):
          Tier I ................................           --            (6,715)           --           (33,864)
          Tier II ...............................           --            (2,143)           --           (27,756)
          Tier III ..............................           --              (475)           --            (3,371)
          Tier IV ...............................           --              (992)           --            (2,320)
          Tier V ................................           --            (1,636)           --            (6,062)
  Variable account fee (notes 2 and 5) ..........        (54,811)        (17,172)       (278,141)        (90,436)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................        (54,811)        (33,661)      1,538,947       1,314,818


  Proceeds from mutual fund shares sold .........      1,365,040       1,227,062      95,559,053      41,882,100
  Cost of mutual fund shares sold ...............       (884,439)       (823,993)    (95,559,053)    (41,882,100)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        480,601         403,069            --              --
  Change in unrealized gain (loss) on investments        893,919       1,118,158            --              --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      1,374,520       1,521,227            --              --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --           442,353            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      1,319,709       1,929,919       1,538,947       1,314,818
                                                    ------------    ------------    ------------    ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,088,082       1,527,618       8,423,927       7,333,537
  Transfers between funds .......................       (534,762)        401,471      33,438,915       8,831,098
  Redemptions ...................................       (626,049)       (410,018)     (8,022,889)     (5,918,221)
  Annual contract maintenance charge (note 2) ...            (20)           --                (6)            (14)
  Contingent deferred sales charges (note 2) ....           --              --              --              --
  Adjustments to maintain reserves ..............            (51)             15         136,089          19,901
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................        (72,800)      1,519,086      33,976,036      10,266,301


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,246,909       3,449,005      35,514,983      11,581,119
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     13,756,598       9,970,932      70,669,459      56,626,599
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     15,003,507      13,419,937     106,184,442      68,207,718
                                                    ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            NWINDXFDY                     NSATGVTBD
                                                    --------------------------   --------------------------
                                                         1999           1998          1999           1998
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    16,111           --             535            462
  Mortality and expense charges (note 2)  .......          --             --            --              (25)
  Administration charge (note 2):
          Tier I ................................          --             --            --              (23)
          Tier II ...............................          --             --            --             --
          Tier III ..............................          --             --            --             --
          Tier IV ...............................          --             --            --             --
          Tier V ................................          --             --            --             --
  Variable account fee (notes 2 and 5) ..........       (11,712)          --             (93)           (26)
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................         4,399           --             442            388

  Proceeds from mutual fund shares sold .........       946,070           --            --               98
  Cost of mutual fund shares sold ...............      (882,099)          --            --              (91)
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........        63,971           --            --                7
  Change in unrealized gain (loss) on investments       280,774           --            (968)           151
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............       344,745           --            (968)           158
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................          --             --            --             --
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       349,144           --            (526)           546
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,625,045           --           1,288          1,788
  Transfers between funds .......................     2,696,630           --            --             --
  Redemptions ...................................       (77,846)          --            --             (188)
  Annual contract maintenance charge (note 2) ...          --             --             (12)           (12)
  Contingent deferred sales charges (note 2) ....          --             --            --             --
  Adjustments to maintain reserves ..............             8           --              (2)            (2)
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................     4,243,837           --           1,274          1,586

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     4,592,981           --             748          2,132
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       602,634           --          19,439         14,781
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 5,195,615           --          20,187         16,913
                                                    ===========    ===========   ===========    ===========

                                                             NSATMYMKT                       NSATSMCO
                                                    --------------------------    --------------------------
                                                       1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         1,981            417           --             --
  Mortality and expense charges (note 2)  .......          --              (25)          --           (1,113)
  Administration charge (note 2):
          Tier I ................................          --              (22)          --             (458)
          Tier II ...............................          --             --             --             (337)
          Tier III ..............................          --             --             --              (85)
          Tier IV ...............................          --             --             --              (17)
          Tier V ................................          --             --             --             --
  Variable account fee (notes 2 and 5) ..........          (412)           (30)       (11,369)        (2,651)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................         1,569            340        (11,369)        (4,661)


  Proceeds from mutual fund shares sold .........           253          1,505      2,538,112        611,967
  Cost of mutual fund shares sold ...............          (253)        (1,505)    (2,353,210)      (575,974)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........          --             --          184,902         35,993
  Change in unrealized gain (loss) on investments          --             --           54,153        (29,947)
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............          --             --          239,055          6,046
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         1,569            340        227,686          1,385
                                                    -----------    -----------    -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         4,631          4,578        724,852        799,597
  Transfers between funds .......................        33,546          6,605       (745,310)     1,265,078
  Redemptions ...................................          --             --          (77,181)       (46,403)
  Annual contract maintenance charge (note 2) ...          --             --               (5)          --
  Contingent deferred sales charges (note 2) ....          --             --             --             --
  Adjustments to maintain reserves ..............             3              5          5,361            (19)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................        38,180         11,188        (92,283)     2,018,253


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        39,749         11,528        135,403      2,019,638
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        76,159          8,353      3,538,333           --
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       115,908         19,881      3,673,736      2,019,638
                                                    ===========    ===========    ===========    ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                           NSATTOTRE                  NBAMTGRO
                                                    ----------------------    ----------------------
                                                       1999         1998         1999         1998
                                                    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     608          755         --           --
  Mortality and expense charges (note 2)  .......        --           (226)        --            (46)
  Administration charge (note 2):
          Tier I ................................        --           (203)        --            (42)
          Tier II ...............................        --           --           --           --
          Tier III ..............................        --           --           --           --
          Tier IV ...............................        --           --           --           --
          Tier V ................................        --           --           --           --
  Variable account fee (notes 2 and 5) ..........        (728)        (230)        (172)         (43)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................        (120)          96         (172)        (131)

  Proceeds from mutual fund shares sold .........       7,832        6,141         --          6,816
  Cost of mutual fund shares sold ...............      (4,431)      (3,356)        --         (6,764)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........       3,401        2,785         --             52
  Change in unrealized gain (loss) on investments      11,949       15,651         (636)      (3,297)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............      15,350       18,436         (636)      (3,245)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................          70         --          1,957        7,561
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      15,300       18,532        1,149        4,185
                                                    ---------    ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       7,362        4,807        4,856        4,912
  Transfers between funds .......................      (5,136)        --           --           --
  Redemptions ...................................        --         (6,139)        --         (7,208)
  Annual contract maintenance charge (note 2) ...         (11)         (11)        --           --
  Contingent deferred sales charges (note 2) ....        --           --           --           --
  Adjustments to maintain reserves ..............           1            1            1           (1)
                                                    ---------    ---------    ---------    ---------
      Net equity transactions ...................       2,216       (1,342)       4,857       (2,297)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      17,516       17,190        6,006        1,888
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     147,600      129,271       35,004       28,237
                                                    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 165,116      146,461       41,010       30,125
                                                    =========    =========    =========    =========

                                                           NBAMTLMAT                 NBAMTPART
                                                    ----------------------    ----------------------
                                                       1999         1998         1999         1998
                                                    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         639          554          757          142
  Mortality and expense charges (note 2)  .......        --            (15)        --            (63)
  Administration charge (note 2):
          Tier I ................................        --            (13)        --            (56)
          Tier II ...............................        --           --           --           --
          Tier III ..............................        --           --           --           --
          Tier IV ...............................        --           --           --           --
          Tier V ................................        --           --           --           --
  Variable account fee (notes 2 and 5) ..........         (55)         (15)        (308)         (75)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................         584          511          449          (52)


  Proceeds from mutual fund shares sold .........        --           --         11,024        1,403
  Cost of mutual fund shares sold ...............        --           --         (6,721)        (647)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........        --           --          4,303          756
  Change in unrealized gain (loss) on investments        (602)        (332)       1,632       (3,371)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............        (602)        (332)       5,935       (2,615)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................        --           --          1,317        4,468
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (18)         179        7,701        1,801
                                                    ---------    ---------    ---------    ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,238        1,187       11,033       15,565
  Transfers between funds .......................        --           --         (6,328)       3,872
  Redemptions ...................................        --           --         (4,556)      (1,397)
  Annual contract maintenance charge (note 2) ...        --           --           --           --
  Contingent deferred sales charges (note 2) ....        --           --           --           --
  Adjustments to maintain reserves ..............        --           --            (18)           1
                                                    ---------    ---------    ---------    ---------
      Net equity transactions ...................       1,238        1,187          131       18,041


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       1,220        1,366        7,832       19,842
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      11,132        8,440       63,666       29,431
                                                    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      12,352        9,806       71,498       49,273
                                                    =========    =========    =========    =========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              NBGUARD                       NBMANHFD
                                                    --------------------------    --------------------------
                                                        1999           1998           1999           1998
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     4,637          3,804           --             --
  Mortality and expense charges (note 2) ........          --           (1,980)          --             (217)
  Administration charge (note 2):
          Tier I ................................          --             (393)          --             (195)
          Tier II ...............................          --             --             --             --
          Tier III ..............................          --             --             --             --
          Tier IV ...............................          --             --             --             --
          Tier V ................................          --             (463)          --             --
  Variable account fee (notes 2 and 5) ..........        (4,392)        (1,896)        (1,171)          (219)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................           245           (928)        (1,171)          (631)

  Proceeds from mutual fund shares sold .........       644,947        384,006         16,037          1,936
  Cost of mutual fund shares sold ...............      (629,853)      (371,767)       (18,129)        (1,928)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        15,094         12,239         (2,092)             8
  Change in unrealized gain (loss) on investments       179,574        120,094          9,805         19,776
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       194,668        132,333          7,713         19,784
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       194,913        131,405          6,542         19,153
                                                    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       212,647        923,010          4,107          3,272
  Transfers between funds .......................      (339,909)      (171,507)           260           (255)
  Redemptions ...................................       (53,014)       (74,347)        (1,678)        (1,799)
  Annual contract maintenance charge (note 2) ...          --             --             --             --
  Contingent deferred sales charges (note 2) ....          --             --                4           --
  Adjustments to maintain reserves ..............            10            (23)             1             (1)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................      (180,266)       677,133          2,694          1,217

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        14,647        808,538          9,236         20,370
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,503,941        984,329        257,916        124,816
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 1,518,588      1,792,867        267,152        145,186
                                                    ===========    ===========    ===========    ===========

                                                             NBPARTFD                     NBGUARDTR
                                                    -------------------------    -------------------------
                                                         1999          1998           1999          1998
                                                    -----------   -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            --             --            --
  Mortality and expense charges (note 2) ........          --          (1,836)          --             (28)
  Administration charge (note 2):
          Tier I ................................          --          (1,652)          --             (25)
          Tier II ...............................          --            --             --            --
          Tier III ..............................          --            --             --            --
          Tier IV ...............................          --            --             --            --
          Tier V ................................          --            --             --            --
  Variable account fee (notes 2 and 5) ..........          --            --             --            --
                                                    -----------   -----------    -----------   -----------
    Net investment activity .....................          --          (3,488)          --             (53)

  Proceeds from mutual fund shares sold .........          --       2,754,448           --          68,479
  Cost of mutual fund shares sold ...............          --      (2,803,651)          --         (63,557)
                                                    -----------   -----------    -----------   -----------
    Realized gain (loss) on investments .........          --         (49,203)          --           4,922
  Change in unrealized gain (loss) on investments          --         210,691           --            --
                                                    -----------   -----------    -----------   -----------
    Net gain (loss) on investments ..............          --         161,488           --           4,922
                                                    -----------   -----------    -----------   -----------
  Reinvested capital gains ......................          --            --             --            --
                                                    -----------   -----------    -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          --         158,000           --           4,869
                                                    -----------   -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          --         363,321           --          33,268
  Transfers between funds .......................          --         245,865           --          27,513
  Redemptions ...................................          --      (2,766,371)          --         (65,651)
  Annual contract maintenance charge (note 2) ...          --            --             --            --
  Contingent deferred sales charges (note 2) ....          --            --             --            --
  Adjustments to maintain reserves ..............          --              41           --               1
                                                    -----------   -----------    -----------   -----------
      Net equity transactions ...................          --      (2,157,144)          --          (4,869)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          --      (1,999,144)          --            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          --       1,999,144           --            --
                                                    -----------   -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          --            --             --            --
                                                    ===========   ===========    ===========   ===========


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            NBPARTTR                  PRBALY
                                                    ----------------------   ----------------------
                                                       1999         1998        1999         1998
                                                    ---------    ---------   ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    --           --         3,162         --
  Mortality and expense charges (note 2) ........        --           --          --           --
  Administration charge (note 2):
          Tier I ................................        --           --          --           --
          Tier II ...............................        --           --          --           --
          Tier III ..............................        --           --          --           --
          Tier IV ...............................        --           --          --           --
          Tier V ................................        --           --          --           --
  Variable account fee (notes 2 and 5) ..........        (378)        --          (725)        --
                                                    ---------    ---------   ---------    ---------
    Net investment activity .....................        (378)        --         2,437         --

  Proceeds from mutual fund shares sold .........      82,121         --        13,133         --
  Cost of mutual fund shares sold ...............     (73,743)        --       (12,432)        --
                                                    ---------    ---------   ---------    ---------
    Realized gain (loss) on investments .........       8,378         --           701         --
  Change in unrealized gain (loss) on investments       4,568         --        10,230         --
                                                    ---------    ---------   ---------    ---------
    Net gain (loss) on investments ..............      12,946         --        10,931         --
                                                    ---------    ---------   ---------    ---------
  Reinvested capital gains ......................        --           --          --           --
                                                    ---------    ---------   ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      12,568         --        13,368         --
                                                    ---------    ---------   ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      22,875         --        59,970         --
  Transfers between funds .......................     119,993         --       222,372         --
  Redemptions ...................................      (3,252)        --        (2,651)        --
  Annual contract maintenance charge (note 2) ...        --           --          --           --
  Contingent deferred sales charges (note 2) ....        --           --          --           --
  Adjustments to maintain reserves ..............         (15)        --            (2)        --
                                                    ---------    ---------   ---------    ---------
      Net equity transactions ...................     139,601         --       279,689         --

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     152,169         --       293,057         --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      46,843         --        55,224         --
                                                    ---------    ---------   ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 199,012         --       348,281         --
                                                    =========    =========   =========    =========

                                                            PRINTY                  PRLGCAPGRY
                                                    ----------------------   ----------------------
                                                       1999         1998        1999         1998
                                                    ---------    ---------   ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         895         --          --           --
  Mortality and expense charges (note 2) ........        --           --          --           --
  Administration charge (note 2):
          Tier I ................................        --           --          --           --
          Tier II ...............................        --           --          --           --
          Tier III ..............................        --           --          --           --
          Tier IV ...............................        --           --          --           --
          Tier V ................................        --           --          --           --
  Variable account fee (notes 2 and 5) ..........        (311)        --        (1,382)        --
                                                    ---------    ---------   ---------    ---------
    Net investment activity .....................         584         --        (1,382)        --

  Proceeds from mutual fund shares sold .........      91,299         --        66,106         --
  Cost of mutual fund shares sold ...............     (89,061)        --       (57,897)        --
                                                    ---------    ---------   ---------    ---------
    Realized gain (loss) on investments .........       2,238         --         8,209         --
  Change in unrealized gain (loss) on investments       2,060         --        50,996         --
                                                    ---------    ---------   ---------    ---------
    Net gain (loss) on investments ..............       4,298         --        59,205         --
                                                    ---------    ---------   ---------    ---------
  Reinvested capital gains ......................        --           --          --           --
                                                    ---------    ---------   ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       4,882         --        57,823         --
                                                    ---------    ---------   ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      46,590         --       338,010         --
  Transfers between funds .......................      76,278         --       452,121         --
  Redemptions ...................................        (659)        --        (2,611)        --
  Annual contract maintenance charge (note 2) ...        --           --          --           --
  Contingent deferred sales charges (note 2) ....        --           --          --           --
  Adjustments to maintain reserves ..............          (5)        --           735         --
                                                    ---------    ---------   ---------    ---------
      Net equity transactions ...................     122,204         --       788,255         --

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     127,086         --       846,078         --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      19,018         --        64,224         --
                                                    ---------    ---------   ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     146,104         --       910,302         --
                                                    =========    =========   =========    =========

                                       32

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                            PRLGCPVALY                    PRSMCAPY
                                                    --------------------------   --------------------------
                                                        1999           1998          1999           1998
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       307           --             767           --
  Mortality and expense charges (note 2)  .......          --             --            --             --
  Administration charge (note 2):
          Tier I ................................          --             --            --             --
          Tier II ...............................          --             --            --             --
          Tier III ..............................          --             --            --             --
          Tier IV ...............................          --             --            --             --
          Tier V ................................          --             --            --             --
  Variable account fee (notes 2 and 5) ..........          (212)          --            (997)          --
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................            95           --            (230)          --

  Proceeds from mutual fund shares sold .........        66,823           --         404,799           --
  Cost of mutual fund shares sold ...............       (62,336)          --        (403,329)          --
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........         4,487           --           1,470           --
  Change in unrealized gain (loss) on investments         5,963           --          33,211           --
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............        10,450           --          34,681           --
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................          --             --            --             --
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        10,545           --          34,451           --
                                                    -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        54,214           --         193,477           --
  Transfers between funds .......................       105,204           --         194,192           --
  Redemptions ...................................          (321)          --            (144)          --
  Annual contract maintenance charge (note 2) ...          --             --            --             --
  Contingent deferred sales charges (note 2) ....          --             --            --             --
  Adjustments to maintain reserves ..............            (5)          --            (417)          --
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................       159,092           --         387,108           --

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       169,637           --         421,559           --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        10,404           --          40,253           --
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   180,041           --         461,812           --
                                                    ===========    ===========   ===========    ===========

                                                              OPPGLOB                     PUTINVFD
                                                    --------------------------   --------------------------
                                                        1999           1998          1999           1998
                                                    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --             --            --             --
  Mortality and expense charges (note 2)  .......          --             --            --          (85,320)
  Administration charge (note 2):
          Tier I ................................          --             --            --          (14,831)
          Tier II ...............................          --             --            --           (3,668)
          Tier III ..............................          --             --            --             (942)
          Tier IV ...............................          --             --            --              (62)
          Tier V ................................          --             --            --          (18,760)
  Variable account fee (notes 2 and 5) ..........        (3,058)          --        (278,131)       (71,525)
                                                    -----------    -----------   -----------    -----------
    Net investment activity .....................        (3,058)          --        (278,131)      (195,108)


  Proceeds from mutual fund shares sold .........       356,850           --       5,717,345      3,104,299
  Cost of mutual fund shares sold ...............      (338,382)          --      (2,947,267)    (2,135,394)
                                                    -----------    -----------   -----------    -----------
    Realized gain (loss) on investments .........        18,468           --       2,770,078        968,905
  Change in unrealized gain (loss) on investments       114,241           --       4,879,109     10,120,730
                                                    -----------    -----------   -----------    -----------
    Net gain (loss) on investments ..............       132,709           --       7,649,187     11,089,635
                                                    -----------    -----------   -----------    -----------
  Reinvested capital gains ......................          --             --            --             --
                                                    -----------    -----------   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       129,651           --       7,371,056     10,894,527
                                                    -----------    -----------   -----------    -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       296,714           --       8,334,445      7,597,566
  Transfers between funds .......................       845,736           --         940,016      1,141,288
  Redemptions ...................................          (330)          --      (3,915,610)    (1,427,479)
  Annual contract maintenance charge (note 2) ...          --             --            (501)          (568)
  Contingent deferred sales charges (note 2) ....          --             --            (137)           (41)
  Adjustments to maintain reserves ..............           (38)          --             301           (165)
                                                    -----------    -----------   -----------    -----------
      Net equity transactions ...................     1,142,082           --       5,358,514      7,310,601


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,271,733           --      12,729,570     18,205,128
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       139,308           --      74,110,450     44,983,644
                                                    -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     1,411,041           --      86,840,020     63,188,772
                                                    ===========    ===========   ===========    ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               PUTVOYFD                          SEI500IX
                                                    ------------------------------    -------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --               --            244,549          135,985
  Mortality and expense charges (note 2)  .......            --           (252,564)            --            (37,050)
  Administration charge (note 2):
          Tier I ................................            --           (140,670)            --               (936)
          Tier II ...............................            --            (37,138)            --               (341)
          Tier III ..............................            --            (13,406)            --               --
          Tier IV ...............................            --             (6,144)            --               --
          Tier V ................................            --             (3,642)            --            (10,675)
  Variable account fee (notes 2 and 5) ..........        (956,510)        (251,388)        (158,223)         (33,530)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................        (956,510)        (704,952)          86,326           53,453

  Proceeds from mutual fund shares sold .........       4,495,020          985,637        4,918,416        2,483,805
  Cost of mutual fund shares sold ...............      (2,197,858)        (582,921)      (3,568,793)      (1,788,257)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       2,297,162          402,716        1,349,623          695,548
  Change in unrealized gain (loss) on investments      27,740,301       23,976,415        4,351,535        2,995,302
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      30,037,463       24,379,131        5,701,158        3,690,850
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --               --               --               --
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      29,080,953       23,674,179        5,787,484        3,744,303
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      22,888,168       24,609,374       12,261,318       13,432,936
  Transfers between funds .......................     (10,019,948)        (420,532)       1,930,607        1,261,129
  Redemptions ...................................      (6,915,952)      (4,912,419)      (3,602,699)      (1,572,380)
  Annual contract maintenance charge (note 2) ...            (115)            --               --               --
  Contingent deferred sales charges (note 2) ....               4             --               --               --
  Adjustments to maintain reserves ..............             927            6,352              124             (688)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................       5,953,084       19,282,775       10,589,350       13,120,997

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      35,034,037       42,956,954       16,376,834       16,865,300
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     208,797,858      137,879,063       42,273,711       15,258,034
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 243,831,895      180,836,017       58,650,545       32,123,334
                                                    =============    =============    =============    =============

                                                                SELGROFD                        TRINTSTK
                                                    ------------------------------    ------------------------------
                                                          1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --               --               --               --
  Mortality and expense charges (note 2)  .......            --             (5,110)            --            (52,439)
  Administration charge (note 2):
          Tier I ................................            --             (1,877)            --            (21,726)
          Tier II ...............................            --               (192)            --             (5,357)
          Tier III ..............................            --               (122)            --             (1,917)
          Tier IV ...............................            --                 (6)            --               (951)
          Tier V ................................            --               (770)            --             (4,810)
  Variable account fee (notes 2 and 5) ..........         (14,396)          (4,298)        (146,907)         (45,370)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................         (14,396)         (12,375)        (146,907)        (132,570)


  Proceeds from mutual fund shares sold .........          96,242          150,694       26,535,834       14,056,952
  Cost of mutual fund shares sold ...............         (65,745)        (114,755)     (25,422,191)     (12,761,020)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........          30,497           35,939        1,113,643        1,295,932
  Change in unrealized gain (loss) on investments         325,929          539,689          575,167        2,706,941
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............         356,426          575,628        1,688,810        4,002,873
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................            --               --               --               --
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         342,030          563,253        1,541,903        3,870,303
                                                    -------------    -------------    -------------    -------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          63,672           74,098        3,670,647        4,246,936
  Transfers between funds .......................         (48,278)         (87,334)      (2,221,064)      (3,167,815)
  Redemptions ...................................         (48,976)         (63,350)      (1,181,241)      (1,371,744)
  Annual contract maintenance charge (note 2) ...            (186)            (190)             (25)            --
  Contingent deferred sales charges (note 2) ....             (15)            --               --               --
  Adjustments to maintain reserves ..............              47              (14)             967            5,132
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................         (33,736)         (76,790)         269,284         (287,491)


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         308,294          486,463        1,811,187        3,582,812
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,659,593        2,853,544       36,489,979       30,214,234
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       3,967,887        3,340,007       38,301,166       33,797,046
                                                    =============    =============    =============    =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                               TEMFORFD                      TEMGLSMCO
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999           1998
                                                    ------------    ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --             --
  Mortality and expense charges (note 2)  .......           --          (132,310)           --             (201)
  Administration charge (note 2):
          Tier I ................................           --           (77,451)           --              393
          Tier II ...............................           --           (22,334)           --             --
          Tier III ..............................           --            (5,316)           --             --
          Tier IV ...............................           --            (2,176)           --             --
          Tier V ................................           --            (1,211)           --             (191)
  Variable account fee (notes 2 and 5) ..........       (220,621)       (115,766)           --             --
                                                    ------------    ------------    ------------   ------------
    Net investment activity .....................       (220,621)       (356,564)           --                1

  Proceeds from mutual fund shares sold .........     25,751,409      12,321,566            --             --
  Cost of mutual fund shares sold ...............    (27,552,274)    (10,585,319)           --             --
                                                    ------------    ------------    ------------   ------------
    Realized gain (loss) on investments .........     (1,800,865)      1,736,247            --             --
  Change in unrealized gain (loss) on investments     14,668,186         447,589            --             --
                                                    ------------    ------------    ------------   ------------
    Net gain (loss) on investments ..............     12,867,321       2,183,836            --             --
                                                    ------------    ------------    ------------   ------------
  Reinvested capital gains ......................           --              --              --             --
                                                    ------------    ------------    ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     12,646,700       1,827,272            --                1
                                                    ------------    ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      5,126,153       8,876,643            --             --
  Transfers between funds .......................     (8,361,685)    (10,907,468)           --             --
  Redemptions ...................................     (1,717,062)     (5,776,034)           --             --
  Annual contract maintenance charge (note 2) ...            (40)           --              --             --
  Contingent deferred sales charges (note 2) ....           --              --              --             --
  Adjustments to maintain reserves ..............          6,303             (85)           --               (1)
                                                    ------------    ------------    ------------   ------------
      Net equity transactions ...................     (4,946,331)     (7,806,944)           --               (1)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      7,700,369      (5,979,672)           --             --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     62,795,999      80,718,997            --             --
                                                    ------------    ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 70,496,368      74,739,325            --             --
                                                    ============    ============    ============   ============

                                                               WPEMGRO
                                                    ----------------------------
                                                         1999            1998
                                                    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --
  Mortality and expense charges (note 2)  .......           --               (10)
  Administration charge (note 2):
          Tier I ................................           --                (9)
          Tier II ...............................           --              --
          Tier III ..............................           --              --
          Tier IV ...............................           --              --
          Tier V ................................           --              --
  Variable account fee (notes 2 and 5) ..........           (668)           --
                                                    ------------    ------------
    Net investment activity .....................           (668)            (19)


  Proceeds from mutual fund shares sold .........        103,332          43,768
  Cost of mutual fund shares sold ...............        (99,749)        (41,948)
                                                    ------------    ------------
    Realized gain (loss) on investments .........          3,583           1,820
  Change in unrealized gain (loss) on investments         31,328             (10)
                                                    ------------    ------------
    Net gain (loss) on investments ..............         34,911           1,810
                                                    ------------    ------------
  Reinvested capital gains ......................           --              --
                                                    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         34,243           1,791
                                                    ------------    ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        109,132           1,322
  Transfers between funds .......................        242,920          40,644
  Redemptions ...................................         (6,840)        (43,768)
  Annual contract maintenance charge (note 2) ...           --              --
  Contingent deferred sales charges (note 2) ....           --              --
  Adjustments to maintain reserves ..............            (77)             11
                                                    ------------    ------------
      Net equity transactions ...................        345,135          (1,791)


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        379,378            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         58,237            --
                                                    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        437,615            --
                                                    ============    ============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1999 and 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Discovery Fund (ACTCIntDis)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc) (formerly Fidelity High Income Fund)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. (InvDynam)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              INVESCO Total Return Fund (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
              - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)

                NAAT - The Aggressive Portfolio (NAATAggr)

                NAAT - The Conservative Portfolio (NAATCons)

                NAAT - The Moderate Portfolio (NAATMod)

                NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

                NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Funds of the Nationwide Investing Foundation II
              (managed for a fee by an affiliated investment advisor)

                Nationwide(R) Bond Fund - Class D (NWBdFd)

                Nationwide(R) Fund - Class D (NWFund)

                Nationwide(R) Growth Fund - Class D (NWGroFd)

                Nationwide(R) Money Market Fund (NWMyMkt)

                Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)

              Funds of the Nationwide Investing Foundation III (NIFIII) (managed for a fee by an affiliated investment advisor)

                NIF III - Prestige Balanced Fund - Class Y (PrBalY)

                NIF III - Prestige International Fund - Class Y (PrIntY)

                NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)

                NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)

                NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)

              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)

              Neuberger & Berman Equity Funds(R) - Manhattan Fund (NBManhFd)

              Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
              (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp) Nationwide(R) SAT - Government Bond Fund (NSATGvtBd) Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
                Nationwide(R) SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of June 30, 1999, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr) and Neuberger & Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

              Expense                                         Administration
               Tier                Assets (Millions)              Charge
             ---------              --------------             ------------
                 I                     Up to $10                   .45%
                II                  Over $10 to $25                .40%
                III                 Over $25 to $50                .30%
                IV                 Over $50 to $150                .20%
                 V                     Over $150                   .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     For contracts issued beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999.

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------

     AIM Equity Funds, Inc. -
        AIM Constellation Fund -
        Institutional Class .................      0.40%            2,960,867        $ 2.974522   $  8,807,164           9%

     American Century:
        Income & Growth Fund ................      0.80%            2,617,409          1.199221      3,138,852           9%
                                                   0.70%              600,184          1.199973        720,205           9%
                                                   0.55%              541,989          1.201101        650,984           9%
                                                   0.40%              507,453          1.202230        610,075           9%
                                                   0.35%               82,926          1.202606         99,727          10%
                                                   0.30%               14,545          1.202983         17,497          10%
                                                   0.25%              133,299          1.203360        160,407          10%
                                                   0.20%               16,518          1.203736         19,883          10%
                                                   0.15%                  966          1.204113          1,163          10%

     American Century:
        Twentieth Century Growth Fund .......      0.95%            9,839,968          8.728775     85,890,867          10%
                                                   0.90%            3,616,526          8.740379     31,609,808          10%
                                                   0.80%            3,095,998          8.763633     27,132,190          10%
                                                   0.65%            1,145,355          8.803166     10,082,750          10%
                                                   0.60%              216,960          8.782690      1,905,492          10%
                                                   0.50%              735,175          8.755025      6,436,476          11%
                                                   0.40%            7,503,851          8.760869     65,740,256          11%
                                                   0.35%              173,704          8.797354      1,528,136          11%
                                                   0.30%              269,432          8.797523      2,370,334          11%

     American Century: Twentieth Century
        International Discovery Fund ........      0.80%              674,116          1.297779        874,854          20%
                                                   0.70%              383,691          1.298592        498,258          20%
                                                   0.55%              138,236          1.299812        179,681          20%
                                                   0.40%              117,369          1.301033        152,701          20%
                                                   0.35%               59,516          1.301441         77,457          20%
                                                   0.30%                  747          1.301848            972          20%
                                                   0.25%               51,065          1.302256         66,500          20%
                                                   0.20%                4,680          1.302663          6,096          20%
                                                   0.15%              152,661          1.303071        198,928          20%

     American Century:
        Twentieth Century Select Fund .......      0.95%               62,356          3.061703        190,916          11%
                                                   0.65%            1,313,995          3.067837      4,031,122          11%

     American Century:
        Twentieth Century Ultra Fund ........      0.95%           72,248,208          3.765753    272,068,906          12%
                                                   0.90%           23,449,736          3.770759     88,423,303          12%
                                                   0.80%           14,149,112          3.780790     53,494,821          12%
                                                   0.65%           12,065,227          3.797843     45,821,838          12%
                                                   0.60%            1,210,570          3.789010      4,586,862          12%
                                                   0.50%            2,773,977          3.777074     10,477,516          12%
                                                   0.40%           27,606,066          3.779594    104,339,721          12%
                                                   0.35%            1,293,098          3.795334      4,907,739          12%
                                                   0.30%              761,030          3.795409      2,888,420          12%

                                                                     (Continued)

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     American Century VP -
        American Century VP Balanced ........      0.95%               12,124          1.794285         21,754           4%

     American Century VP - American
        Century VP Capital Appreciation .....      0.95%               50,466          1.758284         88,734          16%

     The Bond Fund of AmericaSM, Inc. .......      0.95%            3,693,965          2.439648      9,011,974           0%
                                                   0.90%            1,062,344          2.442949      2,595,252           0%
                                                   0.80%              591,297          2.449559      1,448,417           0%
                                                   0.65%              283,878          2.460775        698,560           1%
                                                   0.60%               96,347          2.455026        236,534           1%
                                                   0.55%               62,004          2.452501        152,065           1%
                                                   0.50%               59,809          2.447235        146,367           1%
                                                   0.40%            1,399,332          2.448919      3,426,851           1%
                                                   0.35%               21,926          2.459253         53,922           1%

     Davis New York Venture Fund, Inc. -
        Class A .............................      0.90%              142,987          2.921902        417,794          15%

     Delaware Group Decatur Fund, Inc. -
        Decatur Income Fund
        Institutional Class .................      0.95%               59,671          3.335809        199,051           4%
                                                   0.90%               24,826          3.340245         82,925           4%
                                                   0.80%                1,621          3.349133          5,429           4%
                                                   0.65%                   26          3.342500             87           4%
                                                   0.60%                6,112          3.356422         20,514           4%
                                                   0.35%                  143          3.362031            481           5%

     Dreyfus Appreciation Fund, Inc. ........      0.80%            1,814,464          1.149847      2,086,356           6%
                                                   0.70%              461,443          1.150568        530,922           7%
                                                   0.55%              447,584          1.151650        515,460           7%
                                                   0.40%              199,760          1.152733        230,270           7%
                                                   0.35%               86,800          1.153094        100,089           7%
                                                   0.30%               10,824          1.153455         12,485           7%
                                                   0.25%               85,469          1.153816         98,615           7%
                                                   0.20%                1,605          1.154178          1,852           7%
                                                   0.15%                1,198          1.154540          1,383           7%

     Dreyfus Cash Management -
        Class A .............................      0.90%              159,975          1.292702        206,800           2%

     Dreyfus Premier Midcap Stock -
        Class A .............................      0.80%              117,904          1.168193        137,735           3%
                                                   0.70%               21,140          1.168925         24,711           3%
                                                   0.55%               47,182          1.170024         55,204           3%
                                                   0.40%               18,760          1.171124         21,970           3%
                                                   0.35%                9,248          1.171490         10,834           3%
                                                   0.30%                2,283          1.171857          2,675           3%
                                                   0.25%               21,097          1.172224         24,730           3%
                                                   0.20%                  419          1.172592            491           3%
                                                   0.15%                  600          1.172959            704           3%

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------

     Dreyfus S&P 500 Index Fund .............      0.95%           29,325,474          1.721808     50,492,836          11%
                                                   0.90%            8,344,761          1.723670     14,383,614          11%
                                                   0.80%            4,651,749          1.727399      8,035,427          12%
                                                   0.65%            6,624,736          1.725258     11,429,379          12%
                                                   0.60%            1,456,438          1.731156      2,521,321          12%
                                                   0.55%              204,297          1.730235        353,482          12%
                                                   0.50%            2,076,022          1.726986      3,585,261          12%
                                                   0.35%              615,259          1.734046      1,066,887          12%

     The Dreyfus Socially Responsible
        Growth Fund, Inc. ...................      0.95%                9,539          2.863055         27,311          12%

     Dreyfus Stock Index Fund ...............      0.95%               62,056          2.995528        185,890          12%

     The Dreyfus Third Century Fund, Inc. ...      0.95%               41,500          5.064645        210,183          11%
                                                   0.90%               27,906          5.071377        141,522          11%
                                                   0.80%            5,584,700          5.084869     28,397,468          11%
                                                   0.70%            1,721,783          5.098397      8,778,333          11%
                                                   0.55%              915,241          5.078178      4,647,757          11%
                                                   0.40%              941,824          5.083262      4,787,538          12%
                                                   0.35%              279,494          5.109781      1,428,153          12%
                                                   0.30%              140,188          5.104532        715,594          12%
                                                   0.25%              185,527          5.088352        944,027          12%
                                                   0.20%               33,035          5.114896        168,971          12%
                                                   0.15%            2,984,123          5.091747     15,194,399          12%

     Evergreen Income and Growth Fund -
        Class Y .............................      0.95%              615,009          2.708417      1,665,701          14%
                                                   0.90%              218,761          2.712019        593,284          14%
                                                   0.80%              136,358          2.719237        370,790          14%
                                                   0.65%               18,540          2.731508         50,642          14%
                                                   0.60%                2,999          2.725155          8,173          14%
                                                   0.55%               57,353          2.722356        156,135          14%
                                                   0.50%                8,782          2.716565         23,857          14%
                                                   0.40%              380,562          2.718379      1,034,512          14%
                                                   0.35%               13,180          2.729706         35,978          14%

     Federated Investment Series Fund, Inc. -
        Federated Bond Fund - Class F .......      0.80%              298,586          0.996056        297,408          (2)%
                                                   0.70%               19,226          0.996681         19,162          (2)%
                                                   0.55%            1,017,786          0.997620      1,015,364          (2)%
                                                   0.40%               12,404          0.998559         12,386          (2)%
                                                   0.20%                   89          0.999813             89          (2)%
                                                   0.15%                   31          1.000127             31          (2)%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares ................      0.95%            3,361,286          1.281104      4,306,157          (1)%
                                                   0.90%            1,206,310          1.282827      1,547,487          (1)%
                                                   0.80%              575,856          1.286276        740,710          (1)%
                                                   0.65%              531,316          1.284005        682,212          (1)%
                                                   0.60%               81,024          1.289097        104,448          (1)%
                                                   0.55%              101,924          1.287755        131,253          (1)%
                                                   0.50%               91,237          1.285455        117,281          (1)%
                                                   0.35%                1,322          1.291521          1,707          (1)%

                                                                     (Continued)

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     Fidelity Advisor Growth Opportunities
        Fund - Class A ......................      0.80%            1,148,759          1.157776      1,330,006           6%
                                                   0.70%              248,046          1.158501        287,362           6%
                                                   0.55%              114,327          1.159591        132,573           6%
                                                   0.40%               48,925          1.160681         56,786           6%
                                                   0.35%               13,796          1.161045         16,018           7%
                                                   0.25%                  144          1.161773            167           7%
                                                   0.20%                1,734          1.162137          2,015           7%
                                                   0.15%                1,128          1.162501          1,311           7%

     Fidelity Advisor High Yield Fund -
        Class T .............................      0.80%              168,134          1.135208        190,867           7%
                                                   0.70%               75,920          1.135970         86,243           7%
                                                   0.55%               10,742          1.137112         12,215           7%
                                                   0.40%                5,259          1.138253          5,986           7%
                                                   0.35%                   16          1.138634             18           7%
                                                   0.30%                   93          1.139014            106           7%

     Fidelity Asset Manager(TM) .............      0.95%            3,594,222          1.835628      6,597,655           5%
                                                   0.90%              913,638          1.838069      1,679,330           5%
                                                   0.80%              526,517          1.842961        970,350           5%
                                                   0.65%              657,437          1.839310      1,209,230           5%
                                                   0.60%               50,921          1.846972         94,050           5%
                                                   0.55%               31,823          1.845075         58,716           5%
                                                   0.50%              358,436          1.841153        659,936           5%
                                                   0.35%               73,484          1.850058        135,950           6%

     Fidelity Capital & Income Fund .........      0.95%               79,699          5.431983        432,924          12%
                                                   0.90%               31,243          5.439287        169,940          13%
                                                   0.80%               42,543          5.453913        232,026          13%
                                                   0.65%               14,093          5.478704         77,211          13%
                                                   0.50%               10,394          5.450430         56,652          13%
                                                   0.40%               59,395          5.454527        323,972          13%
                                                   0.35%                3,922          5.456575         21,401          13%

     Fidelity Contrafund ....................      0.95%           68,506,760          3.632820    248,872,728          11%
                                                   0.90%           19,288,363          3.637650     70,164,314          11%
                                                   0.80%           11,812,069          3.647329     43,082,502          11%
                                                   0.65%           11,065,627          3.663784     40,542,067          11%
                                                   0.60%            1,031,211          3.655260      3,769,344          11%
                                                   0.55%              561,663          3.651504      2,050,915          11%
                                                   0.50%            2,249,400          3.643741      8,196,231          11%
                                                   0.40%            7,318,356          3.646173     26,683,992          11%
                                                   0.35%              658,418          3.661361      2,410,706          11%

     Fidelity Equity-Income Fund ............      0.95%           16,420,697          8.669016    142,351,285          13%
                                                   0.90%            6,139,832          8.680541     53,297,063          13%
                                                   0.80%            3,877,166          8.703639     33,745,453          13%
                                                   0.65%            2,446,986          8.742907     21,393,771          13%
                                                   0.60%              157,261          8.722579      1,371,721          13%
                                                   0.55%               95,708          8.713625        833,964          13%
                                                   0.50%            1,471,523          8.695097     12,795,035          13%
                                                   0.40%            7,090,313          8.700904     61,692,133          13%
                                                   0.35%              276,696          8.737148      2,417,534          13%

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------

     Fidelity Growth & Income Portfolio .....      0.40%            7,365,105          3.498695     25,768,256           7%

     Fidelity Magellan(R) Fund ..............      0.95%           50,545,854          3.595223    181,723,617          13%
                                                   0.90%           13,207,624          3.600001     47,547,460          13%
                                                   0.80%            7,455,503          3.609578     26,911,220          13%
                                                   0.65%            6,655,471          3.625859     24,131,799          13%
                                                   0.60%              729,599          3.617426      2,639,270          13%
                                                   0.55%              298,660          3.613711      1,079,271          13%
                                                   0.50%            2,495,212          3.606030      8,997,809          13%
                                                   0.40%           22,018,127          3.608436     79,451,002          14%
                                                   0.35%              531,731          3.623463      1,926,708          14%

     Fidelity VIP - Asset Manager Portfolio .      0.95%               32,166          1.793926         57,703           5%

     Fidelity VIP - Equity-Income Portfolio .      0.95%              102,501          2.322572        238,066          12%

     Fidelity VIP - Growth Portfolio ........      0.95%               95,639          2.987703        285,741          14%

     Fidelity VIP - High Income Portfolio ...      0.95%               19,755          1.589202         31,395           7%

     Fidelity VIP - Overseas Portfolio ......      0.95%               94,687          1.533607        145,213           8%

     The Growth Fund of America(R), Inc. ....      0.95%            2,644,271          5.232654     13,836,555          19%
                                                   0.90%              759,965          5.239609      3,981,919          19%
                                                   0.80%              453,945          5.253548      2,384,822          19%
                                                   0.65%              379,864          5.243134      1,991,678          19%
                                                   0.60%              177,642          5.264969        935,280          19%
                                                   0.55%               39,354          5.259560        206,985          19%
                                                   0.50%              157,956          5.248381        829,013          19%
                                                   0.35%               16,816          5.273754         88,683          19%

     The Income Fund of America(R), Inc. ....      0.95%            4,281,669          2.942044     12,596,859           4%
                                                   0.90%            1,197,677          2.945956      3,528,304           4%
                                                   0.80%              757,448          2.953797      2,237,348           4%
                                                   0.65%              307,097          2.947945        905,305           4%
                                                   0.60%              196,321          2.960227        581,155           4%
                                                   0.55%               48,742          2.957188        144,139           4%
                                                   0.50%              257,575          2.950901        760,078           4%
                                                   0.35%               28,930          2.965174         85,782           4%

     INVESCO Dynamics Fund, Inc. ............      0.80%            1,243,383          1.462158      1,818,022          25%
                                                   0.70%              397,780          1.463073        581,981          25%
                                                   0.55%              283,114          1.464447        414,605          25%
                                                   0.40%              103,483          1.465822        151,688          25%
                                                   0.35%               62,941          1.466281         92,289          25%
                                                   0.30%               17,975          1.466740         26,365          25%
                                                   0.25%               45,201          1.467199         66,319          25%
                                                   0.20%                8,791          1.467658         12,902          25%
                                                   0.15%                4,881          1.468117          7,166          25%

     INVESCO Industrial Income Fund, Inc ....      0.95%            7,497,043          2.633130     19,740,689          11%
                                                   0.90%            1,802,147          2.636631      4,751,597          11%
                                                   0.80%              994,455          2.643647      2,628,988          11%
                                                   0.65%              841,039          2.638409      2,219,005          11%
                                                   0.60%               94,059          2.649399        249,200          11%
                                                   0.55%              150,289          2.646679        397,767          11%
                                                   0.50%              179,365          2.641053        473,712          11%
                                                   0.35%               61,439          2.653825        163,048          11%

                                                                     (Continued)

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------

     INVESCO Total Return Fund ..............      0.80%              605,710          1.086833        658,306           6%
                                                   0.70%              216,384          1.087514        235,321           6%
                                                   0.55%               37,909          1.088537         41,265           6%
                                                   0.40%              131,002          1.089561        142,735           6%
                                                   0.35%              143,365          1.089903        156,254           6%
                                                   0.30%               36,742          1.090244         40,058           6%
                                                   0.25%                   29          1.090586             32           6%
                                                   0.20%                5,060          1.090928          5,520           6%

     Janus Fund .............................      0.95%           37,866,686          3.188135    120,724,107          19%
                                                   0.90%           11,301,096          3.192373     36,077,314          19%
                                                   0.80%            7,147,810          3.200864     22,879,168          19%
                                                   0.65%            6,335,704          3.194516     20,239,508          19%
                                                   0.60%            1,239,264          3.207821      3,975,337          19%
                                                   0.50%            2,645,740          3.197712      8,460,315          19%
                                                   0.35%              375,620          3.213171      1,206,931          19%
                                                   0.30%              816,533          3.213234      2,623,712          19%

     Janus Worldwide Fund ...................      0.95%              997,131          1.393780      1,389,781          12%

     MAS Funds - Fixed Income Portfolio .....      0.95%            3,099,412          1.388677      4,304,082          (2)%
                                                   0.90%              459,642          1.390525        639,144          (2)%
                                                   0.80%              618,876          1.394228        862,854          (2)%
                                                   0.65%              538,265          1.391465        748,977          (2)%
                                                   0.60%              148,099          1.397264        206,933          (2)%
                                                   0.55%               26,301          1.395829         36,712          (2)%
                                                   0.50%               51,245          1.392861         71,377          (2)%
                                                   0.35%                5,572          1.399601          7,799          (1)%

     Massachusetts Investors Growth Stock
        Fund - Class A ......................      0.95%              165,607         24.727266      4,095,008          12%
                                                   0.90%               32,487         24.760130        804,382          12%
                                                   0.80%                9,549         24.825988        237,063          12%
                                                   0.65%                2,191         24.937959         54,639          12%
                                                   0.55%                1,102         24.854423         27,390          12%
                                                   0.50%                  234         24.801612          5,804          12%
                                                   0.40%              262,884         24.818164      6,524,298          12%

     MFS(R) Growth Opportunities Fund -
        Class A .............................      0.95%              400,087         12.442378      4,978,034           8%
                                                   0.90%              287,315         12.458922      3,579,635           8%
                                                   0.80%              156,575         12.492076      1,955,947           8%
                                                   0.65%               89,285         12.548444      1,120,388           8%
                                                   0.55%               16,675         12.506387        208,544           8%
                                                   0.50%                4,704         12.479798         58,705           8%
                                                   0.40%            1,980,675         12.488129     24,734,925           8%
                                                   0.35%                5,637         12.540152         70,689           8%

     MFS(R) High Income Fund - Class A ......      0.95%              139,783          6.468778        904,225           5%
                                                   0.90%               19,516          6.477476        126,414           5%
                                                   0.80%               26,963          6.494894        175,122           5%
                                                   0.65%                2,074          6.524417         13,532           5%
                                                   0.55%                2,329          6.502363         15,144           5%
                                                   0.50%                    1          6.490747              6           5%
                                                   0.40%              600,333          6.495625      3,899,538           5%
                                                   0.35%                  574          6.521379          3,743           5%

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------

     Morgan Stanley Institutional Fund -
        Equity Growth Portfolio - Class B ...      0.80%              277,995          1.271311        353,418          15%
                                                   0.70%               83,632          1.272107        106,389          15%
                                                   0.55%               21,433          1.273302         27,291          15%
                                                   0.40%               24,363          1.274499         31,051          15%
                                                   0.35%                    7          1.274898              9          15%
                                                   0.30%                5,088          1.275297          6,489          15%
                                                   0.25%               31,147          1.275697         39,734          15%
                                                   0.20%                    8          1.276096             10          15%
                                                   0.15%                   40          1.276496             51          15%

     NAAT - The Aggressive Portfolio ........      0.70%            2,149,305          1.248176      2,682,711           8%
                                                   0.60%              317,553          1.251189        397,319           8%
                                                   0.45%              137,506          1.247848        171,587           8%
                                                   0.25%               58,907          1.249515         73,605           9%
                                                   0.20%               94,521          1.254534        118,580           9%
                                                   0.15%               13,286          1.254773         16,671           9%
                                                   0.10%               63,566          1.250767         79,506           9%

     NAAT - The Conservative Portfolio ......      0.70%            1,119,860          1.137440      1,273,774           2%
                                                   0.60%               86,193          1.140184         98,276           2%
                                                   0.45%               59,168          1.137144         67,283           3%
                                                   0.25%               86,368          1.138665         98,344           3%
                                                   0.20%                6,945          1.143236          7,940           3%
                                                   0.15%                2,168          1.143453          2,479           3%

     NAAT - The Moderate Portfolio ..........      0.70%            1,759,075          1.214120      2,135,728           6%
                                                   0.60%              271,766          1.217049        330,753           6%
                                                   0.45%              113,437          1.213802        137,690           6%
                                                   0.25%               56,845          1.215424         69,091           6%
                                                   0.20%               47,874          1.220304         58,421           6%
                                                   0.15%               18,276          1.220536         22,307           6%
                                                   0.10%                  193          1.216642            235           6%

     NAAT - The Moderately Aggressive
        Portfolio ...........................      0.70%            1,287,630          1.221979      1,573,457           7%
                                                   0.60%              314,118          1.224928        384,772           7%
                                                   0.45%              168,502          1.221659        205,852           7%
                                                   0.25%               34,401          1.223292         42,082           7%
                                                   0.20%              113,366          1.228204        139,237           7%
                                                   0.15%               34,743          1.228437         42,680           7%
                                                   0.10%               27,736          1.224517         33,963           7%

     NAAT - The Moderately Conservative
        Portfolio ...........................      0.70%              579,961          1.181056        684,966           4%
                                                   0.60%              106,886          1.183905        126,543           4%
                                                   0.45%              240,288          1.180748        283,720           4%
                                                   0.25%               30,505          1.182326         36,067           5%
                                                   0.20%               22,866          1.187073         27,144           5%
                                                   0.15%                7,264          1.187299          8,625           5%

     Nationwide(R) Bond Fund - Class D ......      0.95%               78,076          2.258520        176,336          (3)%
                                                   0.40%               41,952          2.267893         95,143          (3)%

                                                                     (Continued)

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     Nationwide(R) Fund - Class D ...........      0.95%              263,101         28.557840      7,513,596           7%
                                                   0.90%               14,210         28.595802        406,346           7%
                                                   0.80%            3,222,719         28.671878     92,401,406           7%
                                                   0.70%              917,295         28.748156     26,370,540           7%
                                                   0.55%              568,683         28.634249     16,283,811           7%
                                                   0.40%              477,478         28.662955     13,685,930           7%
                                                   0.35%               92,477         28.812448      2,664,489           7%
                                                   0.30%               47,068         28.782884      1,354,753           7%
                                                   0.25%              109,832         28.691689      3,151,266           7%
                                                   0.20%               35,924         28.841332      1,036,096           7%
                                                   0.15%            1,273,710         28.710861     36,569,311           7%

     Nationwide(R) Growth Fund - Class D ....      0.95%              894,752          5.174981      4,630,325          10%
                                                   0.90%              235,594          5.181861      1,220,815          10%
                                                   0.80%              235,321          5.195649      1,222,645          10%
                                                   0.65%              416,277          5.219090      2,172,587          10%
                                                   0.60%                1,403          5.206951          7,305          10%
                                                   0.55%               31,572          5.201603        164,225          10%
                                                   0.50%               29,110          5.190545        151,097          10%
                                                   0.40%            1,026,782          5.194010      5,333,116          10%
                                                   0.35%               19,440          5.215645        101,392          10%

     Nationwide(R) Money Market Fund ........      0.95%              246,171          3.180170        782,866           2%
                                                   0.80%           10,054,734          3.193009     32,104,856           2%
                                                   0.70%            3,792,749          3.201586     12,142,812           2%
                                                   0.55%            8,395,046          3.196680     26,836,276           2%
                                                   0.40%            2,202,563          3.193368      7,033,594           2%
                                                   0.35%              162,171          3.206029        519,925           2%
                                                   0.30%              266,848          3.202689        854,631           2%
                                                   0.25%            1,665,077          3.196965      5,323,193           2%
                                                   0.20%              232,011          3.209638        744,671           2%
                                                   0.15%            6,201,744          3.199361     19,841,618           2%

     Nationwide(R) S&P 500 Index Fund -
        Class Y .............................      0.80%            3,144,994          1.217120      3,827,835          11%
                                                   0.70%              421,940          1.217883        513,874          11%
                                                   0.55%              282,792          1.219028        344,731          11%
                                                   0.40%              283,684          1.220173        346,144          12%
                                                   0.35%               37,228          1.220555         45,439          12%
                                                   0.30%               20,146          1.220938         24,597          12%
                                                   0.25%               52,898          1.221320         64,605          12%
                                                   0.20%               17,667          1.221703         21,584          12%
                                                   0.15%                5,569          1.222085          6,806          12%

     Nationwide SAT -
        Government Bond Fund ................      0.95%               10,965          1.841074         20,187          (3)%

     Nationwide SAT -
        Money Market Fund ...................      0.95%               83,139          1.394149        115,908           2%

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     Nationwide SAT - Small Company Fund ....      0.80%            1,671,435          1.096044      1,831,966           7%
                                                   0.70%              851,591          1.097624        934,727           7%
                                                   0.55%              468,397          1.080787        506,237           7%
                                                   0.40%              245,114          1.081870        265,181           7%
                                                   0.35%               20,527          1.100265         22,585           7%
                                                   0.30%                4,948          1.101630          5,451           7%
                                                   0.25%               77,774          1.082954         84,226           7%
                                                   0.20%               21,213          1.101367         23,363           8%

     Nationwide SAT - Total Return Fund .....      0.95%               42,431          3.891407        165,116          10%

     Neuberger & Berman AMT -
        Growth Portfolio ....................      0.95%               15,232          2.692373         41,010           3%

     Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio .....      0.95%               10,011          1.233851         12,352           0%

     Neuberger & Berman AMT -
        Partners Portfolio ..................      0.95%               28,189          2.536362         71,498          13%

     Neuberger & Berman Equity Funds -
        Guardian Fund .......................      0.40%              816,509          1.859854      1,518,588          15%

     Neuberger & Berman Equity Funds -
        Manhattan Fund ......................      0.95%               71,699          3.726016        267,152           3%

     Neuberger & Berman Equity Trust -
        Partners Trust ......................      0.80%               76,084          1.173242         89,265          13%
                                                   0.70%               69,086          1.173977         81,105          13%
                                                   0.55%               19,196          1.175081         22,557          13%
                                                   0.40%                  243          1.176186            286          13%
                                                   0.25%                4,919          1.177292          5,791          13%
                                                   0.20%                    7          1.177660              8          13%

     NIF III - Prestige Balanced Fund -
        Class Y .............................      0.70%              191,425          1.123065        214,983           6%
                                                   0.60%               67,428          1.123769         75,773           6%
                                                   0.45%               51,057          1.124826         57,430           6%
                                                   0.20%                   51          1.126590             57           6%
                                                   0.00%                   34          1.128003             38           6%

     NIF III - Prestige International Fund -
        Class Y .............................      0.70%               85,286          1.136820         96,955           4%
                                                   0.60%                6,814          1.137532          7,751           4%
                                                   0.45%               29,662          1.138602         33,773           4%
                                                   0.25%                6,510          1.140030          7,422           4%
                                                   0.15%                  151          1.140744            172           4%
                                                   0.00%                   27          1.141817             31           4%

     NIF III - Prestige Large Cap Growth
        Fund - Class Y ......................      0.70%              376,927          1.279533        482,291          12%
                                                   0.60%               54,450          1.280334         69,714          12%
                                                   0.45%              205,770          1.281537        263,702          12%
                                                   0.25%               18,053          1.283142         23,165          13%
                                                   0.20%               20,983          1.283544         26,933          13%
                                                   0.10%               33,020          1.284348         42,409          13%
                                                   0.00%                1,625          1.285152          2,088          13%

                                                                     (Continued)

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     NIF III - Prestige Large Cap Value Fund -
        Class Y .............................      0.70%               79,140          1.142937         90,452           9%
                                                   0.60%               10,206          1.143654         11,672           9%
                                                   0.45%                3,725          1.144729          4,264           9%
                                                   0.25%               16,354          1.146165         18,744           9%
                                                   0.20%                   28          1.146524             32           9%
                                                   0.15%                  124          1.146883            142           9%
                                                   0.10%               47,682          1.147242         54,703           9%
                                                   0.00%                   28          1.147962             32           9%

     NIF III - Prestige Small Cap Fund -
        Class Y .............................      0.70%              285,215          1.151053        328,298           6%
                                                   0.60%               41,945          1.151775         48,311           6%
                                                   0.45%               61,598          1.152858         71,014           6%
                                                   0.25%                1,530          1.154304          1,766           6%
                                                   0.20%                   79          1.154666             91           6%
                                                   0.10%               10,647          1.155390         12,301           6%
                                                   0.00%                   27          1.156115             31           6%

     Oppenheimer Global Fund - Class A ......      0.80%              760,613          1.256002        955,331          14%
                                                   0.70%              150,588          1.256789        189,257          14%
                                                   0.55%               49,985          1.257970         62,880          14%
                                                   0.40%               89,787          1.259153        113,056          14%
                                                   0.35%               21,310          1.259547         26,841          14%
                                                   0.30%                5,366          1.259941          6,761          14%
                                                   0.25%               44,921          1.260336         56,616          14%
                                                   0.20%                  237          1.260730            299          14%

     Putnam Investors Fund - Class A ........      0.95%              542,557         26.548840     14,404,259           9%
                                                   0.90%              111,903         26.584131      2,974,844           9%
                                                   0.80%               63,252         26.654855      1,685,973           9%
                                                   0.65%               18,824         26.775085        504,014           9%
                                                   0.60%                4,084         26.712818        109,095           9%
                                                   0.55%               10,643         26.685382        284,013           9%
                                                   0.50%                4,504         26.628675        119,936           9%
                                                   0.40%            2,504,074         26.646449     66,724,680           9%
                                                   0.35%                1,241         26.757415         33,206          10%

     Putnam Voyager Fund - Class A ..........      0.95%           25,875,001          5.358891    138,661,310          14%
                                                   0.90%            6,419,835          5.366017     34,448,944          14%
                                                   0.80%            4,412,798          5.380296     23,742,159          14%
                                                   0.65%            3,807,513          5.404574     20,577,986          14%
                                                   0.60%              444,672          5.391996      2,397,670          14%
                                                   0.50%            1,187,652          5.375000      6,383,630          14%
                                                   0.40%            2,800,415          5.378586     15,062,273          14%
                                                   0.35%              249,131          5.400994      1,345,555          14%
                                                   0.30%              224,467          5.401099      1,212,368          14%

     SEI Index Funds -
        S&P 500 Index Portfolio .............      0.95%              297,744          5.546453      1,651,423          12%
                                                   0.90%               60,113          5.553824        333,857          12%
                                                   0.40%           10,179,061          5.566846     56,665,265          12%

                                                   ASSET                                                              PERIOD
                                                  CHARGE              UNITS         UNIT VALUE       AMOUNT           RETURN*
                                                  -------          ----------       ----------    ------------        -------


     Seligman Growth Fund, Inc - Class A. ...      0.95%               86,242         18.367764      1,584,073           9%
                                                   0.90%                3,331         18.392181         61,264           9%
                                                   0.80%               16,237         18.441113        299,428           9%
                                                   0.65%                1,257         18.524306         23,285           9%
                                                   0.55%                  713         18.462238         13,164          10%
                                                   0.50%                  687         18.423008         12,657          10%
                                                   0.40%              107,078         18.435306      1,974,016          10%

     T. Rowe Price International Funds, Inc. -
        International Stock Fund(R) .........      0.95%            7,376,341          2.199454     16,223,923           4%
                                                   0.90%            1,925,419          2.202379      4,240,502           4%
                                                   0.80%            1,381,863          2.208242      3,051,488           4%
                                                   0.65%            1,297,155          2.218209      2,877,361           4%
                                                   0.60%              137,867          2.213048        305,106           4%
                                                   0.55%               89,180          2.210774        197,157           4%
                                                   0.50%              167,605          2.206072        369,749           4%
                                                   0.40%            4,950,410          2.207545     10,928,253           4%
                                                   0.35%               48,552          2.216744        107,627           4%

     Templeton Foreign Fund - Class I .......      0.80%           18,769,477          2.166375     40,661,726          22%
                                                   0.70%            4,549,453          2.172143      9,882,062          22%
                                                   0.55%            3,755,772          2.163521      8,125,692          22%
                                                   0.40%            2,385,339          2.165688      5,165,900          23%
                                                   0.35%              323,251          2.177000        703,717          23%
                                                   0.30%              227,641          2.174764        495,065          23%
                                                   0.25%              598,248          2.167858      1,296,917          23%
                                                   0.20%               82,529          2.179181        179,846          23%
                                                   0.15%            1,837,198          2.169305      3,985,443          23%

     Warburg Pincus Emerging
        Growth Fund .........................      0.80%              139,983          1.112276        155,700           5%
                                                   0.70%               64,428          1.113019         71,710           5%
                                                   0.55%              126,919          1.114134        141,405           5%
                                                   0.40%                9,479          1.115250         10,571           5%
                                                   0.25%               50,302          1.116367         56,155           5%
                                                   0.20%                1,950          1.063543          2,074           6%
                                                                  -----------      ------------ --------------

       Total Contract Owners' Equity ........                                                   $3,435,107,336
                                                                                                ==============


     * The period return does not include contract charges satisfied by surrendering units.

(5)  VARIABLE ACCOUNT FEES

     The following is a summary of the variable account fees for the period January 1, 1999 to June 30, 1999.

      PERCENTAGE                 TOTAL         AIMCON      ACINCGRO       ACTCGRO      ACTCINTDIS
     ---------------          -----------   -----------   -----------   -----------   -----------
         0.95% ............   $ 6,085,919          --            --         386,105          --
         0.90% ............     1,567,342          --            --         127,881          --
         0.80% ............     1,915,643          --           8,894       134,199         1,763
         0.70% ............       213,304          --           1,438          --             684
         0.65% ............     2,328,375        23,140          --         212,378          --
         0.60% ............        72,364          --            --           5,243          --
         0.55% ............       157,081          --           1,506          --             224
         0.50% ............        55,649          --            --           5,217          --
         0.45% ............         2,429          --            --            --            --
         0.40% ............       171,535         1,766           840        13,113           159
         0.35% ............        32,479          --             125         2,006           104
         0.30% ............        17,139          --              20         3,294          --
         0.25% ............         4,983          --              63          --              23
         0.20% ............         1,941          --              17          --               3
         0.15% ............         5,851          --            --            --               1
         0.10% ............            31          --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $12,632,065        24,906        12,903       889,436         2,961
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                ACTCSEL       ACTCULTRA      ACVPBAL       ACVPCAPAP      BDFDAM
     ---------------          -----------   -----------   -----------   -----------   -----------
         0.95% ............           724     1,226,797            84           371        45,491
         0.90% ............          --         339,785          --            --          10,687
         0.80% ............          --         229,621          --            --           7,853
         0.70% ............          --            --            --            --            --
         0.65% ............        11,997       400,584          --            --          11,814
         0.60% ............          --          12,613          --            --             640
         0.55% ............          --            --            --            --             498
         0.50% ............          --           8,620          --            --             265
         0.45% ............          --            --            --            --            --
         0.40% ............          --          20,915          --            --             701
         0.35% ............          --           6,342          --            --             108
         0.30% ............          --           3,889          --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        12,721     2,249,166            84           371        78,057
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                DNYVENFD      DEDECINC       DRYAPP       DRYCSMGT     DRYPREMCAP
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --             990          --            --            --
         0.90% ............         1,654           356          --           1,007          --
         0.80% ............          --              21         6,524          --             278
         0.70% ............          --            --           1,133          --              59
         0.65% ............          --            --            --            --            --
         0.60% ............          --              60          --            --            --
         0.55% ............          --            --           1,253          --              95
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --             304          --              36
         0.35% ............          --            --             119          --              19
         0.30% ............          --            --              12          --               3
         0.25% ............          --            --              35          --              10
         0.20% ............          --            --               1          --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $     1,654         1,427         9,381         1,007           500
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                DRY500IX      DRYSRGRO      DRYSTKIX      DRY3DCEN      EVINCGRO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............       212,045           107           762           938         7,755
         0.90% ............        51,999          --            --             633         2,519
         0.80% ............        39,643          --            --         106,794         1,486
         0.70% ............          --            --            --          26,989          --
         0.65% ............        30,304          --            --          40,365         2,947
         0.60% ............         6,661          --            --            --              21
         0.55% ............           754          --            --          15,222           448
         0.50% ............         2,804          --            --            --              20
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --           7,325           215
         0.35% ............         1,308          --            --           2,447            46
         0.30% ............          --            --            --             989          --
         0.25% ............          --            --            --             390          --
         0.20% ............          --            --            --             121          --
         0.15% ............          --            --            --           1,144          --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees       345,518           107           762       203,357        15,457
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                 FEDBDFD      FEDUSGVT      FAGROPPA      FAHIYLD       FIDASMGR
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --          21,887          --            --          29,666
         0.90% ............          --           5,809          --            --           6,004
         0.80% ............           984         2,937         3,258           623         3,889
         0.70% ............           309          --             546           202          --
         0.65% ............          --           1,687          --            --           4,289
         0.60% ............          --             329          --            --             279
         0.55% ............         1,624           407           343            14           151
         0.50% ............          --              98          --            --             512
         0.45% ............          --            --            --            --            --
         0.40% ............             7          --              44             2          --
         0.35% ............          --               3            13          --             176
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --               2          --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $     2,924        33,157         4,206           841        44,966
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               FIDCAPINC      FIDCONTR      FIDEQINC     FIDGRINC      FIDMGIN
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         2,107     1,119,161       646,037            16       803,703
         0.90% ............           649       261,973       213,096          --         188,770
         0.80% ............         1,002       197,281       142,021          --         113,877
         0.70% ............          --            --            --            --            --
         0.65% ............         1,173       181,200       244,579        67,748       274,021
         0.60% ............          --          10,266         3,874          --           7,086
         0.55% ............          --           5,237         2,135          --           2,788
         0.50% ............            35         6,594        10,426          --           7,179
         0.45% ............          --            --            --            --            --
         0.40% ............            67         5,430        12,604         5,196        15,939
         0.35% ............            29         3,114         3,148          --           2,460
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees         5,062     1,790,256     1,277,920        72,960     1,415,823
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                FIDVIPAM      FIDVIPEI      FIDVIPGR      FIDVIPHI      FIDVIPOV
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $       251         1,070         1,178           197           656
         0.90% ............          --            --            --            --            --
         0.80% ............          --            --            --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $       251         1,070         1,178           197           656
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                GROFDAM        INCFDAM      INVDYNAM       INVINDINC     INVTOTRET
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............        59,849        59,674          --          89,222          --
         0.90% ............        15,044        14,395          --          18,746          --
         0.80% ............         9,541        10,016         2,967        11,574         1,745
         0.70% ............          --            --             769          --             508
         0.65% ............         5,885         3,467          --           5,544          --
         0.60% ............         2,432         1,383          --             650          --
         0.55% ............           430           377           530         1,023           145
         0.50% ............           628           633          --             381          --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --             110          --             150
         0.35% ............           109           123            72           213           112
         0.30% ............          --            --              14          --               9
         0.25% ............          --            --              21          --            --
         0.20% ............          --            --               2          --               3
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        93,918        90,068         4,485       127,353         2,672
                              ===========   ===========   ===========   ===========   ===========

                                                                     (Continued)

      PERCENTAGE                JANFUND      JANWRLDWDE      MASFIP      MFSGRSTK      MFSGROPP
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $   473,258         5,849        21,447        18,054        22,942
         0.90% ............       113,903          --           2,300         3,291        14,974
         0.80% ............       109,435          --           2,744           864         7,975
         0.70% ............          --            --            --            --            --
         0.65% ............        52,202          --           1,639        17,608        72,307
         0.60% ............         8,463          --             590          --            --
         0.55% ............          --            --              90            70           535
         0.50% ............         6,474          --              60             5            47
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --           1,316         5,004
         0.35% ............         1,372          --              10          --              92
         0.30% ............         3,217          --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $   768,324         5,849        28,880        41,208       123,876
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                MFSHIINC     MSIEQGROB      NAATAGGR      NAATCONS       NAATMOD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         4,257          --            --            --            --
         0.90% ............           544          --            --            --            --
         0.80% ............           716         1,040          --            --            --
         0.70% ............          --             224         8,503         3,054         6,565
         0.65% ............        11,507          --            --            --            --
         0.60% ............          --            --           1,092           268           782
         0.55% ............            41            73          --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --             415           174           325
         0.40% ............           811            42          --            --            --
         0.35% ............             6          --            --            --            --
         0.30% ............          --               8          --            --            --
         0.25% ............          --              15            92           130            38
         0.20% ............          --            --              70            15            28
         0.15% ............          --            --              10             1            12
         0.10% ............          --            --              13          --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        17,882         1,402        10,195         3,642         7,750
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               NAATMODAGG    NAATMODCON      NWBDFD        NWFUND        NWGROFD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --            --             823        32,918        21,316
         0.90% ............          --            --            --           1,773         5,289
         0.80% ............          --            --            --         342,332         5,658
         0.70% ............         4,353         2,216          --          78,951          --
         0.65% ............          --            --             288       102,883        20,757
         0.60% ............         1,083           250          --            --              23
         0.55% ............          --            --            --          53,764           428
         0.50% ............          --            --            --            --             123
         0.45% ............           409           605          --            --            --
         0.40% ............          --            --              20        22,908         1,080
         0.35% ............          --            --            --           4,801           137
         0.30% ............          --            --            --           1,972          --
         0.25% ............            53            29          --           1,285          --
         0.20% ............           139            19          --             779          --
         0.15% ............            24             5          --           2,749          --
         0.10% ............             5          --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $     6,066         3,124         1,131       647,115        54,811
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                NWMYMKT      NWINDXFDY     NSATGVTBD      NSATMYMKT     NSATSMCO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         3,677          --              93           412          --
         0.90% ............          --            --            --            --            --
         0.80% ............       118,764         9,477          --            --           6,492
         0.70% ............        38,761         1,130          --            --           3,067
         0.65% ............        54,489          --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............        40,189           638          --            --           1,197
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............        15,853           383          --            --             520
         0.35% ............           759            43          --            --              29
         0.30% ............         1,339            10          --            --              18
         0.25% ............         2,105            24          --            --              30
         0.20% ............           576             7          --            --              16
         0.15% ............         1,629          --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees       278,141        11,712            93           412        11,369
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               NSATTOTRE      NBAMTGRO     NBAMTLMAT     NBAMTPART      NBGUARD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $       728           172            55           308          --
         0.90% ............          --            --            --            --            --
         0.80% ............          --            --            --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --           4,080
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --             312
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $       728           172            55           308         4,392
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                NBMANHFD      NBPARTTR       PRBALY        PRINTY      PRLGCAPGRY
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         1,171          --            --            --            --
         0.90% ............          --            --            --            --            --
         0.80% ............          --             233          --            --            --
         0.70% ............          --             121           534           231           975
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --              88            38           113
         0.55% ............          --              18          --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --             103            38           253
         0.40% ............          --               4          --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --               2          --               4            30
         0.20% ............          --            --            --            --               5
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --               6
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees         1,171           378           725           311         1,382
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE              PRLGCPVALY      PRSMCAPY      OPPGLOB       PUTINVFD      PUTVOYFD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --            --            --          66,284       606,185
         0.90% ............          --            --            --          11,550       134,362
         0.80% ............          --            --           2,294         6,958        98,133
         0.70% ............           160           750           371          --            --
         0.65% ............          --            --            --         178,820        99,583
         0.60% ............            28           135          --             308         6,706
         0.55% ............          --            --             195           731          --
         0.50% ............          --            --            --              97         5,113
         0.45% ............            11            96          --            --            --
         0.40% ............          --            --             145        13,339         3,024
         0.35% ............          --            --              25            44         1,712
         0.30% ............          --            --               7          --           1,692
         0.25% ............             8            14            21          --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............             5             2          --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $       212           997         3,058       278,131       956,510
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                SEI500IX      SELGROFD      TRINTSTK       TEMFORFD       WPEMGRO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         6,820         7,115        75,192          --            --
         0.90% ............         1,644           249        16,456          --            --
         0.80% ............          --           1,126        14,026       148,281           304
         0.70% ............          --            --            --          30,554           147
         0.65% ............       138,445         5,428        37,161         8,056          --
         0.60% ............          --            --             860          --            --
         0.55% ............          --              70           516        23,194           128
         0.50% ............          --              10           308          --            --
         0.45% ............          --            --            --            --            --
         0.40% ............        11,314           398         2,242         7,831            66
         0.35% ............          --            --             146         1,107          --
         0.30% ............          --            --            --             646          --
         0.25% ............          --            --            --             539            22
         0.20% ............          --            --            --             137             1
         0.15% ............          --            --            --             276          --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees       158,223        14,396       146,907       220,621           668
                              ===========   ===========   ===========   ===========   ===========


                                                                     (Continued)

(5)  VARIABLE ACCOUNT FEES

     The following is a summary of the variable account fees for the period May 1, 1998 to June 30, 1998.

      PERCENTAGE                 TOTAL         AIMCON      ACINCGRO        ACTCGRO     ACTCINTDIS
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $ 1,839,501          --            --         102,794          --
         0.90% ............       385,673          --            --          27,076          --
         0.80% ............       424,086          --            --          31,040          --
         0.70% ............       204,027          --            --          10,177          --
         0.65% ............       495,622         7,603          --          48,354          --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $ 3,348,909         7,603          --         219,441          --
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                ACTCSEL      ACTCULTRA      ACVPBAL      ACVPCAPAP      BDFDAM
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............           158       316,424            15           127        13,457
         0.90% ............          --          66,395          --            --           2,371
         0.80% ............          --          69,576          --            --           2,833
         0.70% ............         3,049        36,062          --            --             457
         0.65% ............          --          70,802          --            --           2,660
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees         3,207       559,259            15           127        21,778
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                DNYVENFD      DEDECINC       DRYAPP      DRYCSMGT      DRYPREMCAP
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --             334          --            --            --
         0.90% ............           703           118          --             366          --
         0.80% ............          --              29          --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $       703           481          --             366          --
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                DRY500IX      DRYSRGRO      DRYSTKIX      DRY3DCEN     EVINCGRO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............        37,167            20           130        33,779         3,381
         0.90% ............         7,830          --            --           6,873         1,016
         0.80% ............        13,681          --            --           7,451           753
         0.70% ............         6,221          --            --           3,501            85
         0.65% ............          --            --            --          11,715         1,145
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        64,899            20           130        63,319         6,380
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                  FEDBDFD         FEDUSGVT      FAGROPPA      FAHIYLD      FIDASMGR
---------------------------   ---------------   -----------   -----------   -----------   -----------
         0.95% ............   $          --           3,344          --            --           7,898
         0.90% ............              --             825          --            --           1,568
         0.80% ............              --             838          --            --           1,267
         0.70% ............              --             237          --            --           1,387
         0.65% ............              --            --            --            --            --
         0.60% ............              --            --            --            --            --
         0.55% ............              --            --            --            --            --
         0.50% ............              --            --            --            --            --
         0.45% ............              --            --            --            --            --
         0.40% ............              --            --            --            --            --
         0.35% ............              --            --            --            --            --
         0.30% ............              --            --            --            --            --
         0.25% ............              --            --            --            --            --
         0.20% ............              --            --            --            --            --
         0.15% ............              --            --            --            --            --
         0.10% ............              --            --            --            --            --
                              ---------------   -----------   -----------   -----------   -----------
Total variable account fees   $          --           5,244          --            --          12,120
                              ===============   ===========   ===========   ===========   ===========

      PERCENTAGE               FIDCAPINC      FIDCONTR     FIDEQINC       FIDGRINC       FIDMGIN
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............           749       291,842       223,371          --         214,886
         0.90% ............           207        51,933        62,327          --          39,869
         0.80% ............           463        57,065        58,729          --          34,978
         0.70% ............           152        29,861        32,817          --          19,881
         0.65% ............           373        16,450        68,144        18,888        55,397
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees         1,944       447,151       445,388        18,888       365,011
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               FIDVIPAM      FIDVIPEI       FIDVIPGR     FIDVIPHI      FIDVIPOV
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $        67           311           257            82           287
         0.90% ............          --            --            --            --            --
         0.80% ............          --            --            --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $        67           311           257            82           287
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                GROFDAM       INCFDAM       INVDYNAM     INVINDINC     INVTOTRET
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............        15,743        20,915          --          28,365          --
         0.90% ............         2,737         3,604          --           5,323          --
         0.80% ............         3,420         4,348          --           4,643          --
         0.70% ............         1,608         1,325          --           1,589          --
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        23,508        30,192          --          39,920          --
                              ===========   ===========   ===========   ===========   ===========

                                                                     (Continued)

      PERCENTAGE                 JANFUND     JANWRLDWDE      MASFIP       MFSGRSTK      MFSGROPP
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $    85,997           187         3,638         4,176         7,370
         0.90% ............        15,507          --             285           871         4,556
         0.80% ............        17,573          --           1,134           372         2,640
         0.70% ............         9,443          --             403            10         1,205
         0.65% ............          --            --            --           5,529        24,204
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $   128,520           187         5,460        10,958        39,975
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                MFSHIINC     MSIEQGROB      NAATAGGR       NAATCONS       NAATMOD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............           786          --           2,391           193           364
         0.90% ............           150          --             312            21            71
         0.80% ............           269          --             167           198            98
         0.70% ............            16          --              27            10            35
         0.65% ............         5,359          --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees         6,580          --           2,897           422           568
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               NAATMODAGG    NAATMODCON      NWBDFD        NWFUND        NWGROFD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $       810           157          --          94,201         7,078
         0.90% ............           134             1          --          19,411         1,358
         0.80% ............           223           205          --          24,366         1,950
         0.70% ............            46             3          --           9,661         2,046
         0.65% ............          --            --             112        31,244         4,740
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $     1,213           366           112       178,883        17,172
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE                NWMYMKT      NWINDXFDY     NSATGVTBD      NSATMYMKT     NSATSMCO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............        34,494          --              26            30         1,379
         0.90% ............        10,421          --            --            --             584
         0.80% ............        26,022          --            --            --             520
         0.70% ............         5,569          --            --            --             168
         0.65% ............        13,930          --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        90,436          --              26            30         2,651
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               NSATTOTRE      NBAMTGRO     NBAMTLMAT     NBAMTPART      NBGUARD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $       230            43            15            75          --
         0.90% ............          --            --            --            --            --
         0.80% ............          --            --            --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --           1,896
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $       230            43            15            75         1,896
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               NBMANHFD       NBPARTTR       PRBALY       PRINTY      PRLGCAPGRY
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............           219          --            --            --            --
         0.90% ............          --            --            --            --            --
         0.80% ............          --            --            --            --            --
         0.70% ............          --            --            --            --            --
         0.65% ............          --            --            --            --            --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees           219          --            --            --            --
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               PRLGCPVALY     PRSMCAPY      OPPGLOB       PUTINVFD      PUTVOYFD
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............   $      --            --            --          16,804       160,827
         0.90% ............          --            --            --           3,257        28,469
         0.80% ............          --            --            --           2,342        32,755
         0.70% ............          --            --            --             304        18,992
         0.65% ............          --            --            --          48,818        10,345
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees   $      --            --            --          71,525       251,388
                              ===========   ===========   ===========   ===========   ===========

      PERCENTAGE               SEI500IX       SELGROFD      TRINTSTK      TEMFORFD      WPEMGRO
---------------------------   -----------   -----------   -----------   -----------   -----------
         0.95% ............         1,069         2,075        22,506        76,458          --
         0.90% ............           391           100         4,695        13,938          --
         0.80% ............          --             316         5,046        16,776          --
         0.70% ............          --              32         2,094         5,554          --
         0.65% ............        32,070         1,775        11,029         3,040          --
         0.60% ............          --            --            --            --            --
         0.55% ............          --            --            --            --            --
         0.50% ............          --            --            --            --            --
         0.45% ............          --            --            --            --            --
         0.40% ............          --            --            --            --            --
         0.35% ............          --            --            --            --            --
         0.30% ............          --            --            --            --            --
         0.25% ............          --            --            --            --            --
         0.20% ............          --            --            --            --            --
         0.15% ............          --            --            --            --            --
         0.10% ............          --            --            --            --            --
                              -----------   -----------   -----------   -----------   -----------
Total variable account fees        33,530         4,298        45,370       115,766          --
                              ===========   ===========   ===========   ===========   ===========

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                --------------
                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company